AST MULTI-ASSET DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 87.3%
Affiliated Mutual Funds — 16.2%
Domestic Equity — 6.5%
AST Large-Cap Growth Portfolio*	1,452,582	$158,476,740
AST Large-Cap Value Portfolio*	2,134,442	124,886,229
AST Small-Cap Equity Portfolio*	836,895	70,441,427
		353,804,396
Fixed Income — 9.7%
AST PGIM Fixed Income Central Portfolio*	43,428,359	512,454,640
PSF PGIM High Yield Bond Portfolio*	2,189,672	16,904,267
		529,358,907

Total Affiliated Mutual Funds (cost $741,358,834)(wa)		883,163,303
Common Stocks — 40.6%
Aerospace & Defense — 1.3%
Airbus SE (France)	32,610	7,615,282
ATI, Inc.*	4,600	374,164
BAE Systems PLC (United Kingdom)	66,924	1,862,925
Boeing Co. (The)*	20,419	4,407,033
Curtiss-Wright Corp.	3,367	1,828,079
Elbit Systems Ltd. (Israel)	1,888	960,509
Embraer SA (Brazil), ADR	39,287	2,374,899
General Dynamics Corp.	12,600	4,296,600
General Electric Co.	31,117	9,360,616
Howmet Aerospace, Inc.	19,303	3,787,828
L3Harris Technologies, Inc.	5,700	1,740,837
Leonardo SpA (Italy)	6,256	400,301
Lockheed Martin Corp.	1,200	599,052
MTU Aero Engines AG (Germany)	980	452,111
Northrop Grumman Corp.	7,194	4,383,448
Rheinmetall AG (Germany)	2,878	6,732,135
Rolls-Royce Holdings PLC (United Kingdom)	345,593	5,555,152
RTX Corp.	5,500	920,315
Saab AB (Sweden) (Class B Stock)	15,586	957,639
Safran SA (France)	21,061	7,473,897
Singapore Technologies Engineering Ltd. (Singapore)	153,500	1,025,001
Thales SA (France)	5,436	1,718,397
Woodward, Inc.	1,384	349,751
		69,175,971
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	2,467	326,631
Deutsche Post AG (Germany)	45,926	2,052,311
FedEx Corp.	7,600	1,792,156
United Parcel Service, Inc. (Class B Stock)(a)	32,600	2,723,078
		6,894,176
Automobile Components — 0.1%
Aisin Corp. (Japan)	37,500	647,630
Aptiv PLC (United Kingdom)*	13,200	1,138,104
Aumovio SE (Germany)*	3,102	127,904
Bridgestone Corp. (Japan)	53,800	2,486,537
	Shares	Value

Common Stocks (continued)
Automobile Components (cont’d.)
Cie Generale des Etablissements Michelin SCA (France)	43,751	$1,575,637
Continental AG (Germany)	6,205	410,498
Gentex Corp.	20,300	574,490
Sumitomo Electric Industries Ltd. (Japan)	33,500	953,211
		7,914,011
Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	11,563	1,165,404
BYD Co. Ltd. (China) (Class H Stock)	66,143	934,910
Ferrari NV (Italy)	4,360	2,113,383
Ford Motor Co.	190,800	2,281,968
General Motors Co.	67,500	4,115,475
Honda Motor Co. Ltd. (Japan)(a)	233,500	2,409,563
Mahindra & Mahindra Ltd. (India)	8,065	311,266
Mercedes-Benz Group AG (Germany)	45,568	2,872,151
Stellantis NV	58,875	546,452
Subaru Corp. (Japan)	24,000	489,103
Suzuki Motor Corp. (Japan)	74,600	1,086,093
Tesla, Inc.*	49,061	21,818,408
Toyota Motor Corp. (Japan)	243,100	4,669,092
Yamaha Motor Co. Ltd. (Japan)	63,000	471,698
		45,284,966
Banks — 3.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	41,215	1,322,159
AIB Group PLC (Ireland)	391,530	3,569,478
ANZ Group Holdings Ltd. (Australia)	131,914	2,896,639
Banco Bilbao Vizcaya Argentaria SA (Spain)	208,712	4,021,804
Banco Santander SA (Spain)	373,465	3,919,261
Bank Hapoalim BM (Israel)	46,366	942,491
Bank Leumi Le-Israel BM (Israel)	8,779	172,969
Bank of America Corp.	104,400	5,385,996
Bank of Ireland Group PLC (Ireland)	7,667	126,945
Bankinter SA (Spain)	10,065	159,111
Barclays PLC (United Kingdom)	1,239,538	6,377,826
BNP Paribas SA (France)	76,862	7,030,013
BOC Hong Kong Holdings Ltd. (China)	283,000	1,325,791
BPER Banca SpA (Italy)	11,198	124,546
CaixaBank SA (Spain)	429,658	4,538,012
Citigroup, Inc.	14,000	1,421,000
Commerzbank AG (Germany)	6,449	244,172
Commonwealth Bank of Australia (Australia)	32,180	3,553,753
Credit Agricole SA (France)	45,792	902,381
Danske Bank A/S (Denmark)	10,963	468,280
DBS Group Holdings Ltd. (Singapore)	97,910	3,882,896
East West Bancorp, Inc.(a)	7,896	840,529
Erste Group Bank AG (Austria)	9,600	943,704
First Horizon Corp.	90,300	2,041,683
HSBC Holdings PLC (United Kingdom)	801,257	11,308,236
ING Groep NV (Netherlands)	308,252	8,081,059
Intesa Sanpaolo SpA (Italy)	472,521	3,127,700
A1

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Japan Post Bank Co. Ltd. (Japan)	61,300	$750,613
JPMorgan Chase & Co.	59,885	18,889,525
KBC Group NV (Belgium)	7,515	900,590
Lloyds Banking Group PLC (United Kingdom)	1,778,930	2,013,011
M&T Bank Corp.	6,934	1,370,297
Mitsubishi UFJ Financial Group, Inc. (Japan)	526,200	8,488,331
Mizuho Financial Group, Inc. (Japan)	54,300	1,825,342
National Australia Bank Ltd. (Australia)	87,435	2,550,634
NatWest Group PLC (United Kingdom)	401,887	2,838,670
Nordea Bank Abp (Finland)	112,121	1,845,936
NU Holdings Ltd. (Brazil) (Class A Stock)*	57,167	915,244
Oversea-Chinese Banking Corp. Ltd. (Singapore)	46,700	595,407
PNC Financial Services Group, Inc. (The)	30,919	6,212,555
Regions Financial Corp.	109,900	2,898,063
Resona Holdings, Inc. (Japan)	178,700	1,822,257
Societe Generale SA (France)	33,095	2,203,343
Standard Chartered PLC (United Kingdom)	66,261	1,285,965
Sumitomo Mitsui Financial Group, Inc. (Japan)	175,900	4,948,573
Svenska Handelsbanken AB (Sweden) (Class A Stock)	92,645	1,208,798
Swedbank AB (Sweden) (Class A Stock)	57,224	1,727,346
Truist Financial Corp.	34,215	1,564,310
U.S. Bancorp(a)	20,457	988,687
UniCredit SpA (Italy)	47,225	3,593,592
Wells Fargo & Co.	124,764	10,457,718
Westpac Banking Corp. (Australia)	82,783	2,132,892
Wintrust Financial Corp.	3,927	520,092
		163,276,225
Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	33,608	2,008,975
Asahi Group Holdings Ltd. (Japan)	118,000	1,414,694
Carlsberg A/S (Denmark) (Class B Stock)	926	107,784
Celsius Holdings, Inc.*	50,700	2,914,743
Coca-Cola Co. (The)	26,300	1,744,216
Coca-Cola Europacific Partners PLC (United Kingdom)	20,848	1,884,868
Coca-Cola HBC AG (Italy)*	14,452	681,825
Diageo PLC (United Kingdom)	57,679	1,380,125
Keurig Dr. Pepper, Inc.	34,500	880,095
Kirin Holdings Co. Ltd. (Japan)	60,000	879,068
Monster Beverage Corp.*	26,100	1,756,791
PepsiCo, Inc.	4,700	660,068
Suntory Beverage & Food Ltd. (Japan)	9,600	300,038
		16,613,290
	Shares	Value

Common Stocks (continued)
Biotechnology — 0.6%
AbbVie, Inc.	41,609	$9,634,148
Amgen, Inc.	15,337	4,328,102
Argenx SE (Netherlands)*	3,482	2,572,674
Argenx SE (Netherlands), ADR*	2,494	1,839,475
Biogen, Inc.*	12,000	1,680,960
CSL Ltd.	13,457	1,770,218
Gilead Sciences, Inc.	43,800	4,861,800
Incyte Corp.*	7,400	627,594
Neurocrine Biosciences, Inc.*	2,200	308,836
Regeneron Pharmaceuticals, Inc.	3,031	1,704,240
Swedish Orphan Biovitrum AB (Sweden)*	27,526	841,421
Vertex Pharmaceuticals, Inc.*	7,572	2,965,498
		33,134,966
Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR(a)	7,096	1,268,268
Amazon.com, Inc.*	196,857	43,223,891
Coupang, Inc. (South Korea)*	10,700	344,540
eBay, Inc.	24,000	2,182,800
Macy’s, Inc.	29,700	532,521
MercadoLibre, Inc. (Brazil)*	1,456	3,402,585
Next PLC (United Kingdom)	7,791	1,298,790
Pan Pacific International Holdings Corp. (Japan)	86,500	569,511
Prosus NV (China)*	58,110	4,109,252
Sea Ltd. (Singapore), ADR*	32,808	5,863,774
Wesfarmers Ltd. (Australia)	3,756	228,490
		63,024,422
Building Products — 0.3%
Armstrong World Industries, Inc.	13,900	2,724,539
Assa Abloy AB (Sweden) (Class B Stock)	20,250	704,860
Belimo Holding AG (Switzerland)	583	613,145
Carrier Global Corp.(a)	36,304	2,167,349
Cie de Saint-Gobain SA (France)	20,160	2,184,368
Johnson Controls International PLC	18,211	2,002,299
Owens Corning	17,500	2,475,550
ROCKWOOL A/S (Denmark) (Class B Stock)	20,276	755,917
Trane Technologies PLC	7,912	3,338,547
		16,966,574
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	41,122	2,266,767
Ameriprise Financial, Inc.	2,675	1,314,094
Amundi SA (France), 144A	25,668	2,039,953
Banco BTG Pactual SA (Brazil), UTS	45,235	410,598
Bank of New York Mellon Corp. (The)	44,100	4,805,136
Blackstone, Inc.	12,539	2,142,288
Charles Schwab Corp. (The)	32,200	3,074,134
Daiwa Securities Group, Inc. (Japan)	20,200	164,147
Deutsche Bank AG (Germany)	73,569	2,605,504
Euronext NV (Netherlands), 144A	6,342	949,470
Franklin Resources, Inc.(a)	92,800	2,146,464

A2

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Futu Holdings Ltd. (Hong Kong), ADR	6,817	$1,185,545
Goldman Sachs Group, Inc. (The)	3,277	2,609,639
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	54,367	3,086,445
Houlihan Lokey, Inc.	5,607	1,151,229
Huatai Securities Co. Ltd. (China) (Class A Stock)	321,610	985,038
Intercontinental Exchange, Inc.	8,500	1,432,080
Invesco Ltd.	118,900	2,727,566
Japan Exchange Group, Inc. (Japan)	69,000	770,522
Macquarie Group Ltd. (Australia)	847	122,942
Morgan Stanley	40,315	6,408,472
Morningstar, Inc.	1,900	440,819
Nasdaq, Inc.	36,200	3,201,890
Nomura Holdings, Inc. (Japan)	37,400	274,093
Northern Trust Corp.	22,900	3,082,340
Partners Group Holding AG (Switzerland)	1,396	1,826,541
Raymond James Financial, Inc.	19,900	3,434,740
Robinhood Markets, Inc. (Class A Stock)*	16,100	2,305,198
S&P Global, Inc.	9,400	4,575,074
SBI Holdings, Inc. (Japan)	50,600	2,202,996
Singapore Exchange Ltd. (Singapore)	121,700	1,562,310
TMX Group Ltd. (Canada)	24,306	929,835
UBS Group AG (Switzerland)	135,199	5,558,511
Virtu Financial, Inc. (Class A Stock)	10,500	372,750
XP, Inc. (Brazil) (Class A Stock)(a)	31,775	597,052
		72,762,182
Chemicals — 0.4%
Air Liquide SA (France)	9,894	2,061,481
Arkema SA (France)	1,683	106,716
Asahi Kasei Corp. (Japan)	70,100	550,967
Corteva, Inc.	12,700	858,901
DSM-Firmenich AG (Switzerland)	1,870	159,545
DuPont de Nemours, Inc.	9,200	716,680
Eastman Chemical Co.	32,200	2,030,210
Ecolab, Inc.	3,500	958,510
Evonik Industries AG (Germany)	38,557	670,471
Givaudan SA (Switzerland)	47	191,715
ICL Group Ltd. (Israel)	26,325	164,380
International Flavors & Fragrances, Inc.	23,700	1,458,498
LANXESS AG (Germany)	29,111	724,843
Linde PLC	5,600	2,660,000
LyondellBasell Industries NV (Class A Stock)	10,000	490,400
Nitto Denko Corp. (Japan)	17,500	414,833
Orica Ltd. (Australia)	113,364	1,583,204
Shin-Etsu Chemical Co. Ltd. (Japan)	39,300	1,286,821
Solar Industries India Ltd. (India)	1,881	282,542
TPC Group, Inc.*	12,402	286,021
Yara International ASA (Brazil)	48,823	1,789,557
		19,446,295
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	130,042	2,133,685
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Dai Nippon Printing Co. Ltd. (Japan)	54,300	$923,357
RB Global, Inc. (Canada)(a)	9,700	1,051,092
Republic Services, Inc.	8,398	1,927,173
Securitas AB (Sweden) (Class B Stock)	41,272	622,097
Veralto Corp.	7,800	831,558
		7,488,962
Communications Equipment — 0.3%
Arista Networks, Inc.*	32,400	4,721,004
Cisco Systems, Inc.	134,089	9,174,369
Nokia OYJ (Finland)	293,077	1,409,349
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	223,120	1,848,774
		17,153,496
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	10,957	878,292
AtkinsRealis Group, Inc. (Canada)	5,951	429,488
Bouygues SA (France)	26,961	1,216,040
Comfort Systems USA, Inc.(a)	807	665,920
Eiffage SA (France)	12,264	1,571,238
Ferrovial SE	17,464	1,003,137
Kajima Corp. (Japan)	4,500	131,152
MasTec, Inc.*	1,923	409,234
Quanta Services, Inc.(a)	2,100	870,282
Skanska AB (Sweden) (Class B Stock)	33,500	869,522
Stantec, Inc. (Canada)	2,714	292,695
Taisei Corp. (Japan)	1,700	116,819
Vinci SA (France)	30,559	4,246,844
		12,700,663
Construction Materials — 0.2%
CRH PLC (XLON)	24,502	2,956,131
CRH PLC (NYSE)	9,100	1,091,090
Heidelberg Materials AG (Germany)	6,695	1,513,376
Holcim AG*	21,972	1,874,751
Martin Marietta Materials, Inc.	2,900	1,827,812
Vulcan Materials Co.	8,107	2,493,875
		11,757,035
Consumer Finance — 0.2%
Ally Financial, Inc.	26,700	1,046,640
American Express Co.	9,120	3,029,299
Capital One Financial Corp.	10,500	2,232,090
OneMain Holdings, Inc.(a)	20,100	1,134,846
Synchrony Financial	32,900	2,337,545
		9,780,420
Consumer Staples Distribution & Retail — 0.6%
Aeon Co. Ltd. (Japan)	69,300	841,181
Coles Group Ltd. (Australia)	83,357	1,283,100
Costco Wholesale Corp.	5,648	5,227,958
Dollar Tree, Inc.*	8,100	764,397
Endeavour Group Ltd. (Australia)	116,839	280,509
JD Health International, Inc. (China), 144A*	101,080	860,696

A3

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Kesko OYJ (Finland) (Class B Stock)	7,145	$152,059
Koninklijke Ahold Delhaize NV (Netherlands)	69,062	2,794,560
Kroger Co. (The)	41,200	2,777,292
Marks & Spencer Group PLC (United Kingdom)	35,995	176,596
MatsukiyoCocokara & Co. (Japan)	65,500	1,330,507
Seven & i Holdings Co. Ltd. (Japan)	33,200	445,492
Sysco Corp.	3,800	312,892
Target Corp.	36,500	3,274,050
Tesco PLC (United Kingdom)	704,586	4,223,071
US Foods Holding Corp.*	6,800	521,016
Walmart, Inc.	90,924	9,370,627
		34,636,003
Containers & Packaging — 0.0%
Crown Holdings, Inc.	13,202	1,275,181
Distributors — 0.0%
D’ieteren Group (Belgium)	2,335	438,275
LKQ Corp.	10,200	311,508
		749,783
Diversified Consumer Services — 0.0%
ADT, Inc.	268,500	2,338,635
Diversified REITs — 0.1%
Covivio SA (France)	9,052	610,098
Essential Properties Realty Trust, Inc.(a)	78,167	2,326,250
GPT Group (The) (Australia)	70,391	249,927
Mirvac Group (Australia)	592,558	889,838
Stockland (Australia)	156,609	633,361
		4,709,474
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	140,576	3,969,866
Deutsche Telekom AG (Germany)	206,107	7,021,956
Elisa OYJ (Finland)	9,404	493,600
HKT Trust & HKT Ltd. (Hong Kong), UTS	119,000	175,944
Koninklijke KPN NV (Netherlands)	295,174	1,416,699
Orange SA (France)	33,405	541,862
Telenor ASA (Norway)	27,944	463,688
Telia Co. AB (Sweden)	285,672	1,089,830
Telstra Group Ltd. (Australia)	857,697	2,734,445
Verizon Communications, Inc.	73,784	3,242,807
		21,150,697
Electric Utilities — 0.6%
Acciona SA (Spain)	2,928	588,348
American Electric Power Co., Inc.(a)	32,400	3,645,000
Chubu Electric Power Co., Inc. (Japan)	37,900	526,356
Constellation Energy Corp.	6,900	2,270,583
Endesa SA (Spain)	10,025	320,342
Enel SpA (Italy)	757,659	7,179,986
Entergy Corp.	14,506	1,351,814
FirstEnergy Corp.	63,600	2,914,152
Iberdrola SA (Spain)	102,075	1,932,212
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Kansai Electric Power Co., Inc. (The) (Japan)	21,200	$303,241
NextEra Energy, Inc.	39,492	2,981,251
NRG Energy, Inc.	16,000	2,591,200
Origin Energy Ltd. (Australia)	35,603	293,814
Southern Co. (The)	60,250	5,709,893
SSE PLC (United Kingdom)	36,351	852,638
Terna - Rete Elettrica Nazionale (Italy)	102,486	1,040,078
		34,500,908
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	94,056	6,806,205
AMETEK, Inc.	1,767	332,196
Eaton Corp. PLC	8,941	3,346,169
Emerson Electric Co.(a)	5,300	695,254
Fuji Electric Co. Ltd. (Japan)	19,095	1,280,009
Fujikura Ltd. (Japan)	14,100	1,379,219
GE Vernova, Inc.	6,900	4,242,810
Generac Holdings, Inc.*	1,965	328,941
Legrand SA (France)	20,992	3,488,054
Mitsubishi Electric Corp. (Japan)	42,600	1,094,127
NIDEC Corp. (Japan)	18,300	325,280
nVent Electric PLC	19,200	1,893,888
Prysmian SpA (Italy)	6,435	640,421
Rockwell Automation, Inc.	8,564	2,993,375
Schneider Electric SE	13,763	3,873,901
Sensata Technologies Holding PLC	16,800	513,240
Siemens Energy AG (Germany)*	34,417	4,046,721
Vertiv Holdings Co. (Class A Stock)	7,100	1,071,106
Vestas Wind Systems A/S (Denmark)	26,010	494,794
		38,845,710
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	22,900	2,833,875
Corning, Inc.	13,000	1,066,390
Elite Material Co. Ltd. (Taiwan)	7,316	296,088
Halma PLC (United Kingdom)	50,278	2,340,480
Keyence Corp. (Japan)	2,700	1,005,914
Kyocera Corp. (Japan)	9,500	127,620
Littelfuse, Inc.	2,500	647,525
TDK Corp. (Japan)	36,300	525,653
Vontier Corp.	57,700	2,421,669
Yokogawa Electric Corp. (Japan)	21,100	605,540
Zebra Technologies Corp. (Class A Stock)*	3,300	980,628
		12,851,382
Energy Equipment & Services — 0.1%
Baker Hughes Co.	71,396	3,478,413
Schlumberger NV	13,900	477,743
TechnipFMC PLC (United Kingdom)	17,516	691,006
Tenaris SA	8,268	148,147
		4,795,309
Entertainment — 0.6%
Netflix, Inc.*	9,558	11,459,277
Nintendo Co. Ltd. (Japan)	50,083	4,333,143

A4

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Spotify Technology SA*	7,050	$4,920,900
Take-Two Interactive Software, Inc.*	3,100	800,916
Tencent Music Entertainment Group (China), ADR	12,502	291,797
Universal Music Group NV (Netherlands)	3,816	110,273
Walt Disney Co. (The)	84,176	9,638,152
Warner Bros Discovery, Inc.*	27,200	531,216
		32,085,674
Financial Services — 1.0%
Adyen NV (Netherlands), 144A*	876	1,409,553
Banca Mediolanum SpA (Italy)	43,828	880,276
Berkshire Hathaway, Inc. (Class B Stock)*	26,700	13,423,158
Edenred SE (France)	17,909	426,498
Fidelity National Information Services, Inc.	37,000	2,439,780
Global Payments, Inc.	17,200	1,428,976
Industrivarden AB (Sweden) (Class A Stock)	5,270	209,364
Investor AB (Sweden) (Class B Stock)	11,322	354,428
M&G PLC (United Kingdom)	245,578	837,497
Mastercard, Inc. (Class A Stock)	25,632	14,579,738
ORIX Corp. (Japan)	76,800	2,015,692
PayPal Holdings, Inc.*	47,200	3,165,232
Shift4 Payments, Inc. (Class A Stock)*(a)	12,336	954,806
Toast, Inc. (Class A Stock)*	26,666	973,576
Visa, Inc. (Class A Stock)	29,992	10,238,669
		53,337,243
Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	27,200	779,803
Associated British Foods PLC (United Kingdom)	13,215	365,148
Conagra Brands, Inc.	109,300	2,001,283
General Mills, Inc.	32,200	1,623,524
Hormel Foods Corp.	22,600	559,124
Ingredion, Inc.	12,700	1,550,797
Kraft Heinz Co. (The)	17,500	455,700
Mondelez International, Inc. (Class A Stock)	25,525	1,594,547
Nestle SA	79,481	7,299,157
Post Holdings, Inc.*	2,900	311,692
Smithfield Foods, Inc.	14,400	338,112
WH Group Ltd. (Hong Kong), 144A	1,246,000	1,349,357
Yamazaki Baking Co. Ltd. (Japan)	55,600	1,237,815
		19,466,059
Gas Utilities — 0.1%
Osaka Gas Co. Ltd. (Japan)	18,300	530,035
Snam SpA (Italy)	209,440	1,257,526
Tokyo Gas Co. Ltd. (Japan)	20,100	714,729
		2,502,290
	Shares	Value

Common Stocks (continued)
Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	11,460	$1,080,700
Central Japan Railway Co. (Japan)	9,500	272,362
CSX Corp.	42,400	1,505,624
Grab Holdings Ltd. (Singapore) (Class A Stock)*	98,600	593,572
Uber Technologies, Inc.*	53,210	5,212,984
Union Pacific Corp.	28,857	6,820,929
West Japan Railway Co. (Japan)	40,633	890,997
		16,377,168
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	13,228	1,771,758
Boston Scientific Corp.*	29,692	2,898,830
DENTSPLY SIRONA, Inc.	25,600	324,864
Edwards Lifesciences Corp.*	19,421	1,510,371
EssilorLuxottica SA (France)	6,279	2,045,408
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	58,183	1,249,627
Getinge AB (Sweden) (Class B Stock)	12,180	262,516
Hoya Corp. (Japan)	23,900	3,304,662
IDEXX Laboratories, Inc.*(a)	5,300	3,386,117
Insulet Corp.*	7,700	2,377,221
Intuitive Surgical, Inc.*	8,800	3,935,624
Medtronic PLC	41,650	3,966,746
Siemens Healthineers AG (Germany), 144A	7,307	395,792
Smith & Nephew PLC (United Kingdom)	122,574	2,223,168
STERIS PLC	12,300	3,043,512
Stryker Corp.	4,702	1,738,188
Terumo Corp. (Japan)	26,100	430,559
		34,864,963
Health Care Providers & Services — 0.4%
Centene Corp.*	94,700	3,378,896
Cigna Group (The)	13,300	3,833,725
CVS Health Corp.	25,800	1,945,062
Elevance Health, Inc.	6,500	2,100,280
Encompass Health Corp.(a)	9,543	1,212,152
Fresenius Medical Care AG (Germany)	31,695	1,674,686
Fresenius SE & Co. KGaA (Germany)	13,698	765,520
McKesson Corp.	3,100	2,394,874
Sonic Healthcare Ltd. (Australia)	94,024	1,331,745
Tenet Healthcare Corp.*	8,400	1,705,536
UnitedHealth Group, Inc.	9,833	3,395,335
		23,737,811
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	129,418	5,436,850
Global Medical REIT, Inc.(a)	16,879	568,991
Healthcare Realty Trust, Inc.(a)	42,567	767,483
Healthpeak Properties, Inc.	102,600	1,964,790
National Health Investors, Inc.(a)	33,068	2,628,906
Welltower, Inc.	112,103	19,970,029
		31,337,049

A5

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	811	$165,116
Veeva Systems, Inc. (Class A Stock)*	2,684	799,591
		964,707
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	14,341	1,284,810
Sunstone Hotel Investors, Inc.	199,128	1,865,830
		3,150,640
Hotels, Restaurants & Leisure — 0.7%
Amadeus IT Group SA (Spain)	7,510	596,968
Aramark	27,000	1,036,800
Aristocrat Leisure Ltd. (Australia)	18,019	834,162
Booking Holdings, Inc.	1,170	6,317,146
Chipotle Mexican Grill, Inc.*	45,161	1,769,859
Churchill Downs, Inc.	5,260	510,273
Compass Group PLC (United Kingdom)	153,349	5,227,017
Darden Restaurants, Inc.	3,200	609,152
DoorDash, Inc. (Class A Stock)*	4,700	1,278,353
DraftKings, Inc. (Class A Stock)*	26,800	1,002,320
Entain PLC (United Kingdom)	33,417	394,938
Eternal Ltd. (India)*	378,730	1,390,369
Evolution AB (Sweden), 144A	3,750	308,715
Galaxy Entertainment Group Ltd. (Macau)	297,000	1,633,013
Hilton Worldwide Holdings, Inc.	5,497	1,426,142
InterContinental Hotels Group PLC (United Kingdom)	1,122	135,661
Lottery Corp. Ltd. (The) (Australia)	131,338	510,008
MakeMyTrip Ltd. (India)*	11,380	1,065,168
Marriott International, Inc. (Class A Stock)(a)	3,972	1,034,468
McDonald’s Corp.	16,756	5,091,981
Oriental Land Co. Ltd. (Japan)	24,000	577,754
Royal Caribbean Cruises Ltd.(a)	5,700	1,844,406
Sodexo SA (France)	7,810	492,766
Trip.com Group Ltd. (China), ADR	7,577	569,790
Viking Holdings Ltd.*	30,300	1,883,448
Yum! Brands, Inc.	11,100	1,687,200
Zensho Holdings Co. Ltd. (Japan)	10,200	666,339
		39,894,216
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	444,502	1,001,999
Garmin Ltd.	1,800	443,196
Panasonic Holdings Corp. (Japan)	171,800	1,864,734
PulteGroup, Inc.	9,600	1,268,448
Sekisui House Ltd. (Japan)	5,600	127,359
Sony Group Corp. (Japan)	237,400	6,824,467
		11,530,203
Household Products — 0.2%
Colgate-Palmolive Co.	44,200	3,533,348
Essity AB (Sweden) (Class B Stock)	57,098	1,492,492
Henkel AG & Co. KGaA (Germany)	4,310	319,917
Kimberly-Clark Corp.(a)	10,100	1,255,834
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	26,946	$4,140,253
Reckitt Benckiser Group PLC (United Kingdom)	25,198	1,940,297
		12,682,141
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	28,444	1,265,153
Vistra Corp.	5,944	1,164,548
		2,429,701
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. (United Kingdom)	190,500	1,251,582
Hitachi Ltd. (Japan)	119,100	3,155,324
Honeywell International, Inc.	14,000	2,947,000
Sekisui Chemical Co. Ltd. (Japan)	19,600	364,887
Siemens AG (Germany)	31,205	8,424,664
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	30,000	254,172
		16,397,629
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.(a)	69,899	3,597,701
Goodman Group (Australia)	44,605	966,636
LXP Industrial Trust(a)	300,279	2,690,500
Prologis, Inc.	138,639	15,876,938
Segro PLC (United Kingdom)	119,241	1,053,619
STAG Industrial, Inc.	15,109	533,197
		24,718,591
Insurance — 1.5%
Admiral Group PLC (United Kingdom)	23,479	1,059,683
Aegon Ltd. (Netherlands)	158,359	1,276,691
AIA Group Ltd. (Hong Kong)	182,400	1,748,115
Allianz SE (Germany)	9,109	3,832,399
Allstate Corp. (The)	17,400	3,734,910
American International Group, Inc.	42,400	3,330,096
Arthur J. Gallagher & Co.(a)	8,517	2,638,056
ASR Nederland NV (Netherlands)	47,890	3,258,882
Aviva PLC (United Kingdom)	39,507	365,471
AXA SA (France)	157,843	7,569,363
Axis Capital Holdings Ltd.	3,406	326,295
Chubb Ltd.	20,818	5,875,880
Dai-ichi Life Holdings, Inc. (Japan)	32,500	255,651
Fairfax Financial Holdings Ltd. (Canada)	582	1,018,218
First American Financial Corp.	17,400	1,117,776
Loews Corp.	6,200	622,418
Markel Group, Inc.*(a)	382	730,140
Marsh & McLennan Cos., Inc.	21,203	4,273,041
MetLife, Inc.	67,438	5,554,868
MS&AD Insurance Group Holdings, Inc. (Japan)	5,100	115,494
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,602	4,215,207
NN Group NV (Netherlands)	34,709	2,447,592

A6

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Phoenix Financial Ltd. (Israel)	8,372	$313,482
Phoenix Group Holdings PLC (United Kingdom)	165,681	1,437,623
Poste Italiane SpA (Italy), 144A	51,983	1,235,690
Progressive Corp. (The)	4,899	1,209,808
Prudential PLC (Hong Kong)	209,791	2,937,016
QBE Insurance Group Ltd. (Australia)	261,247	3,555,118
RenaissanceRe Holdings Ltd. (Bermuda)	1,394	353,978
Sampo OYJ (Finland) (Class A Stock)	53,525	615,374
Sompo Holdings, Inc. (Japan)	12,300	380,261
Sony Financial Group, Inc. (Japan)*	226,900	251,625
Swiss Re AG	10,093	1,874,542
Talanx AG (Germany)	13,907	1,854,184
Tokio Marine Holdings, Inc. (Japan)	24,600	1,041,150
Travelers Cos., Inc. (The)	3,838	1,071,646
Unipol Assicurazioni SpA (Italy)	80,876	1,738,639
Unum Group	9,800	762,244
Zurich Insurance Group AG (Switzerland)	4,259	3,044,262
		79,042,888
Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)	153,602	37,340,646
Alphabet, Inc. (Class C Stock)	83,700	20,385,135
Diamond Sports Group LLC*(x)	13,139	134,675
Meta Platforms, Inc. (Class A Stock)	50,742	37,263,910
REA Group Ltd. (Australia)	3,776	577,419
Scout24 SE (Germany), 144A	9,908	1,243,032
Tencent Holdings Ltd. (China)	22,431	1,911,336
		98,856,153
IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	11,800	2,909,880
Akamai Technologies, Inc.*	4,000	303,040
Capgemini SE (France)	12,529	1,827,698
Cognizant Technology Solutions Corp. (Class A Stock)	47,100	3,158,997
Fujitsu Ltd. (Japan)	44,200	1,036,858
Gartner, Inc.*	5,500	1,445,785
International Business Machines Corp.	11,093	3,130,001
NEC Corp. (Japan)	62,700	2,006,970
Nomura Research Institute Ltd. (Japan)	9,700	372,403
Obic Co. Ltd. (Japan)	23,400	815,570
Otsuka Corp. (Japan)	87,500	1,826,493
Shopify, Inc. (Canada) (Class A Stock)*	21,844	3,246,237
Snowflake, Inc.*	11,100	2,503,605
TIS, Inc. (Japan)	21,600	712,479
		25,296,016
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	17,700	588,906
Shimano, Inc. (Japan)	4,700	525,265
		1,114,171
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services — 0.2%
Danaher Corp.	16,400	$3,251,464
Eurofins Scientific SE (Luxembourg)	4,925	359,162
Lonza Group AG (Switzerland)	3,139	2,098,856
QIAGEN NV	20,254	903,400
Thermo Fisher Scientific, Inc.	4,600	2,231,092
West Pharmaceutical Services, Inc.	5,200	1,364,116
		10,208,090
Machinery — 0.7%
Alfa Laval AB (Sweden)	17,803	812,979
Allison Transmission Holdings, Inc.	27,900	2,368,152
Alstom SA (France)*	85,925	2,248,350
Atlas Copco AB (Sweden) (Class B Stock)	43,291	651,419
Caterpillar, Inc.(a)	5,080	2,423,922
Crane Co.	11,600	2,136,024
Cummins, Inc.	1,300	549,081
Daifuku Co. Ltd. (Japan)	51,800	1,657,806
Daimler Truck Holding AG (Germany)	4,170	172,436
Deere & Co.(a)	10,202	4,664,967
Epiroc AB (Sweden) (Class B Stock)	15,306	289,566
FANUC Corp. (Japan)	10,200	293,117
Gates Industrial Corp. PLC*	14,924	370,414
GEA Group AG (Germany)	8,743	646,388
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	837	307,433
Komatsu Ltd. (Japan)	17,900	623,586
Kone OYJ (Finland) (Class B Stock)	3,002	204,764
Lincoln Electric Holdings, Inc.(a)	4,100	966,903
Makita Corp. (Japan)	5,400	175,022
MINEBEA MITSUMI, Inc. (Japan)	87,400	1,642,315
Mitsubishi Heavy Industries Ltd. (Japan)	78,500	2,054,275
Parker-Hannifin Corp.	8,111	6,149,355
Sandvik AB (Sweden)	51,183	1,429,817
Schindler Holding AG (Switzerland)	920	332,901
SKF AB (Sweden) (Class B Stock)	8,532	212,201
SMC Corp. (Japan)	2,200	680,003
Volvo AB (Sweden) (Class B Stock)	8,435	242,570
Wartsila OYJ Abp (Finland)	61,042	1,830,935
Xylem, Inc.	5,800	855,500
Yangzijiang Shipbuilding Holdings Ltd. (China)	357,300	934,790
		37,926,991
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	126	247,160
AP Moller - Maersk A/S (Denmark) (Class B Stock)	129	253,585
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	44,300	629,896
Kirby Corp.*	7,200	600,840
Nippon Yusen KK (Japan)	33,600	1,146,605
SITC International Holdings Co. Ltd. (China)	303,000	1,166,530
		4,044,616

A7

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	1,100	$302,616
Comcast Corp. (Class A Stock)	135,200	4,247,984
Publicis Groupe SA (France)	10,961	1,054,813
WPP PLC (United Kingdom)	211,806	1,055,792
		6,661,205
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	7,346	1,238,242
Anglo American PLC (South Africa)	16,026	604,298
Antofagasta PLC (Chile)	28,900	1,074,789
ArcelorMittal SA (Luxembourg)	38,525	1,389,825
BHP Group Ltd. (Australia)	150,257	4,197,463
BlueScope Steel Ltd. (Australia)	64,035	961,862
Boliden AB (Sweden)*	13,388	546,476
Carpenter Technology Corp.	3,600	883,944
Evolution Mining Ltd. (Australia)	109,910	783,498
Fortescue Ltd. (Australia)	84,047	1,040,876
Freeport-McMoRan, Inc.	83,000	3,255,260
Fresnillo PLC (Mexico)	56,693	1,808,436
Glencore PLC (Australia)*	346,182	1,594,385
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	40,345	427,888
Newmont Corp.(a)	19,200	1,618,752
Nippon Steel Corp. (Japan)	170,000	700,186
Norsk Hydro ASA (Norway)	111,755	759,835
Northern Star Resources Ltd. (Australia)	16,770	261,869
Nucor Corp.	11,700	1,584,531
Rio Tinto Ltd. (Australia)	10,725	865,112
Rio Tinto PLC (Australia)	28,266	1,862,799
South32 Ltd. (Australia)	110,816	200,878
Valterra Platinum Ltd. (South Africa)	2,025	144,341
		27,805,545
Multi-Utilities — 0.3%
Ameren Corp.	12,600	1,315,188
Centrica PLC (United Kingdom)	399,770	897,720
CMS Energy Corp.	26,000	1,904,760
DTE Energy Co.	17,000	2,404,310
E.ON SE (Germany)	244,835	4,611,581
Engie SA (France)	95,982	2,063,280
National Grid PLC (United Kingdom)	89,067	1,279,774
NiSource, Inc.	16,538	716,095
Veolia Environnement SA (France)	8,575	292,425
		15,485,133
Office REITs — 0.1%
Hudson Pacific Properties, Inc.*	380,932	1,051,372
Piedmont Realty Trust, Inc.	159,842	1,438,578
SL Green Realty Corp.(a)	63,835	3,817,972
		6,307,922
Oil, Gas & Consumable Fuels — 1.2%
ARC Resources Ltd. (Canada)	49,024	894,035
BP PLC	265,805	1,526,160
Cenovus Energy, Inc. (Canada)	123,841	2,102,725
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cheniere Energy, Inc.	7,673	$1,803,002
Chevron Corp.	37,450	5,815,610
ConocoPhillips	48,600	4,597,074
Enbridge, Inc. (Canada)	15,261	769,904
ENEOS Holdings, Inc. (Japan)	179,100	1,134,277
EOG Resources, Inc.	30,700	3,442,084
EQT Corp.	7,535	410,130
Equinor ASA (Norway)	44,572	1,086,938
Expand Energy Corp.	7,084	752,604
Exxon Mobil Corp.	97,300	10,970,575
Galp Energia SGPS SA (Portugal)	26,466	501,524
Idemitsu Kosan Co. Ltd. (Japan)	17,600	120,412
Inpex Corp. (Japan)	130,800	2,355,143
Marathon Petroleum Corp.	7,400	1,426,276
Ovintiv, Inc.	7,100	286,698
Phillips 66	10,300	1,401,006
Repsol SA (Spain)	16,172	287,574
Shell PLC	294,317	10,489,764
Shell PLC, ADR	33,574	2,401,548
TotalEnergies SE (France)	88,174	5,370,558
Williams Cos., Inc. (The)	56,491	3,578,705
Woodside Energy Group Ltd. (Australia)	71,049	1,072,909
		64,597,235
Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	6,100	117,849
Deutsche Lufthansa AG (Germany)	17,836	151,377
International Consolidated Airlines Group SA (United Kingdom)	409,296	2,142,030
Qantas Airways Ltd. (Australia)	450,558	3,255,643
Ryanair Holdings PLC (Italy)	56,720	1,657,496
		7,324,395
Personal Care Products — 0.2%
Kao Corp. (Japan)	7,200	313,784
L’Oreal SA (France)	8,346	3,626,229
Unilever PLC (United Kingdom) (XLON)	64,205	3,795,071
Unilever PLC (United Kingdom) (XAMS)	34,284	2,036,347
Unilever PLC (United Kingdom), ADR	46,407	2,751,007
		12,522,438
Pharmaceuticals — 1.7%
Astellas Pharma, Inc. (Japan)	39,000	425,100
AstraZeneca PLC (United Kingdom)	53,403	8,181,399
AstraZeneca PLC (United Kingdom), ADR	23,884	1,832,381
Bayer AG (Germany)	35,296	1,175,045
Bristol-Myers Squibb Co.	54,700	2,466,970
Chugai Pharmaceutical Co. Ltd. (Japan)	8,700	385,710
Daiichi Sankyo Co. Ltd. (Japan)	11,700	263,253
Elanco Animal Health, Inc.*(a)	22,028	443,644
Eli Lilly & Co.	16,329	12,459,027
Galderma Group AG (Switzerland)	24,762	4,377,929

A8

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
GSK PLC	87,356	$1,875,706
Hikma Pharmaceuticals PLC (United Kingdom)	5,055	116,043
Johnson & Johnson	31,600	5,859,272
Merck & Co., Inc.	66,600	5,589,738
Novartis AG	73,214	9,413,738
Novo Nordisk A/S (Denmark) (Class B Stock)	98,343	5,475,902
Orion OYJ (Finland) (Class B Stock)	15,563	1,194,825
Otsuka Holdings Co. Ltd. (Japan)	36,200	1,930,573
Perrigo Co. PLC(a)	46,800	1,042,236
Pfizer, Inc.	158,100	4,028,388
Roche Holding AG	28,101	9,357,171
Sandoz Group AG (Switzerland)	16,280	970,983
Sanofi SA	56,609	5,360,527
Sanofi SA, ADR(a)	27,650	1,305,080
Takeda Pharmaceutical Co. Ltd. (Japan)	71,600	2,102,920
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	9,100	183,820
UCB SA (Belgium)	11,112	3,101,748
Zoetis, Inc.	4,400	643,808
		91,562,936
Professional Services — 0.2%
Automatic Data Processing, Inc.(a)	12,800	3,756,800
Clarivate PLC*	99,000	379,170
Computershare Ltd. (Australia)	39,584	951,039
Concentrix Corp.(a)	18,000	830,700
Experian PLC	5,817	292,171
Jacobs Solutions, Inc.	8,400	1,258,824
Kanzhun Ltd. (China), ADR*	15,361	358,833
ManpowerGroup, Inc.	23,000	871,700
Recruit Holdings Co. Ltd. (Japan)	34,700	1,865,607
RELX PLC (United Kingdom)	18,075	863,603
Teleperformance SE (France)	6,755	504,554
		11,933,001
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	10,300	1,622,868
Daito Trust Construction Co. Ltd. (Japan)	18,000	394,943
Daiwa House Industry Co. Ltd. (Japan)	25,300	908,650
Jones Lang LaSalle, Inc.*	2,500	745,700
LEG Immobilien SE (Germany)	1,640	130,704
Mitsubishi Estate Co. Ltd. (Japan)	32,600	749,273
Mitsui Fudosan Co. Ltd. (Japan)	110,400	1,201,826
Sumitomo Realty & Development Co. Ltd. (Japan)	10,900	480,793
Swiss Prime Site AG (Switzerland)	2,254	315,760
Vonovia SE (Germany)	11,151	348,489
Zillow Group, Inc. (Class A Stock)*	6,400	476,416
Zillow Group, Inc. (Class C Stock)*	13,500	1,040,175
		8,415,597
	Shares	Value

Common Stocks (continued)
Residential REITs — 0.3%
American Homes 4 Rent (Class A Stock)	28,653	$952,712
Camden Property Trust	17,300	1,847,294
Equity Residential	39,776	2,574,700
Independence Realty Trust, Inc.	160,663	2,633,267
Mid-America Apartment Communities, Inc.	9,199	1,285,376
UDR, Inc.	145,745	5,430,459
Veris Residential, Inc.	147,806	2,246,651
		16,970,459
Retail REITs — 0.6%
Agree Realty Corp.(a)	69,707	4,951,985
Brixmor Property Group, Inc.	130,030	3,599,230
Curbline Properties Corp.	103,210	2,301,583
Klepierre SA (France)	13,838	540,234
Macerich Co. (The)	864	15,725
NETSTREIT Corp.(a)	152,249	2,749,617
Realty Income Corp.	66,852	4,063,933
Regency Centers Corp.(a)	18,757	1,367,385
Scentre Group (Australia)	449,623	1,212,803
Simon Property Group, Inc.	49,735	9,333,767
Urban Edge Properties	65,866	1,348,277
Vicinity Ltd. (Australia)	359,680	599,233
		32,083,772
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.*	17,600	2,847,504
Advantest Corp. (Japan)	24,200	2,394,415
Analog Devices, Inc.	18,800	4,619,160
ASML Holding NV (Netherlands) (XAMS)	10,048	9,798,680
ASML Holding NV (Netherlands) (XNGS)	2,251	2,179,171
Astera Labs, Inc.*	13,800	2,702,040
Broadcom, Inc.	105,678	34,864,229
Disco Corp. (Japan)	2,700	846,559
Infineon Technologies AG (Germany)	42,171	1,654,376
Intel Corp.	14,200	476,410
Lam Research Corp.	53,062	7,105,002
Lasertec Corp. (Japan)	1,900	259,929
Microchip Technology, Inc.	10,200	655,044
Micron Technology, Inc.	33,200	5,555,024
Nova Ltd. (Israel)*	2,396	761,919
NVIDIA Corp.	514,674	96,027,875
NXP Semiconductors NV (Netherlands)(a)	13,273	3,022,660
QUALCOMM, Inc.(a)	12,300	2,046,228
Renesas Electronics Corp. (Japan)	117,500	1,351,860
SCREEN Holdings Co. Ltd. (Japan)	4,400	398,694
SK Hynix, Inc. (South Korea)	4,714	1,168,591
STMicroelectronics NV (Singapore)	45,635	1,289,870
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,749	8,867,178
Teradyne, Inc.	7,800	1,073,592
Tokyo Electron Ltd. (Japan)	13,100	2,322,197
		194,288,207

A9

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Software — 2.9%
Adobe, Inc.*	12,600	$4,444,650
AppLovin Corp. (Class A Stock)*(a)	8,571	6,158,606
Atlassian Corp. (Class A Stock)*	2,200	351,340
Autodesk, Inc.*	11,500	3,653,205
Cadence Design Systems, Inc.*	14,531	5,104,159
Check Point Software Technologies Ltd. (Israel)*	4,300	889,713
Constellation Software, Inc. (Canada)	420	1,140,154
CyberArk Software Ltd.*	3,180	1,536,417
Elastic NV*	24,000	2,027,760
Gen Digital, Inc.(a)	41,900	1,189,541
Intuit, Inc.	6,585	4,496,962
Microsoft Corp.	169,256	87,666,145
Monday.com Ltd.*	2,500	484,225
Nice Ltd. (Israel)*	6,705	971,314
Oracle Corp.	35,375	9,948,865
Oracle Corp. (Japan)	4,700	479,885
Palantir Technologies, Inc. (Class A Stock)*	33,800	6,165,796
Salesforce, Inc.	19,490	4,619,130
SAP SE (Germany)	29,122	7,797,917
ServiceNow, Inc.*	6,207	5,712,178
Teradata Corp.*	21,400	460,314
Trend Micro, Inc. (Japan)	20,100	1,100,129
Xero Ltd. (New Zealand)*	10,454	1,090,824
Zoom Communications, Inc.*	31,600	2,607,000
		160,096,229
Specialized REITs — 0.9%
American Tower Corp.	2,300	442,336
Crown Castle, Inc.	20,600	1,987,694
CubeSmart	81,085	3,296,916
Digital Realty Trust, Inc.	49,595	8,573,984
EPR Properties	76,068	4,412,705
Equinix, Inc.	10,378	8,128,465
Extra Space Storage, Inc.	2,500	352,350
Gaming & Leisure Properties, Inc.	12,827	597,866
Iron Mountain, Inc.	70,943	7,231,929
National Storage Affiliates Trust(a)	95,713	2,892,447
Public Storage	14,744	4,258,804
Smartstop Self Storage REIT, Inc.(a)	122,897	4,625,843
		46,801,339
Specialty Retail — 0.7%
AutoZone, Inc.*	200	858,048
Avolta AG (Switzerland)*	21,232	1,159,346
Carvana Co.*	3,200	1,207,168
Five Below, Inc.*	15,484	2,395,375
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	15,938	297,940
Home Depot, Inc. (The)	15,500	6,280,445
Industria de Diseno Textil SA (Spain)	29,044	1,607,407
JD Sports Fashion PLC (United Kingdom)	810,592	1,043,515
Kingfisher PLC (United Kingdom)	513,714	2,140,014
Lowe’s Cos., Inc.(a)	38,840	9,760,880
O’Reilly Automotive, Inc.*	14,367	1,548,906
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Sanrio Co. Ltd. (Japan)	6,270	$294,314
TJX Cos., Inc. (The)	37,000	5,347,980
Ulta Beauty, Inc.*	2,800	1,530,900
		35,472,238
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	316,327	80,546,344
Dell Technologies, Inc. (Class C Stock)	10,467	1,483,907
King Slide Works Co. Ltd. (Taiwan)	2,891	314,000
Logitech International SA (Switzerland)	7,641	840,498
Pure Storage, Inc. (Class A Stock)*	17,000	1,424,770
Samsung Electronics Co. Ltd. (South Korea)	30,435	1,824,588
Western Digital Corp.	7,200	864,432
Xiaomi Corp. (China) (Class B Stock), 144A*	282,819	1,965,577
		89,264,116
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	8,208	1,739,123
Asics Corp. (Japan)	110,300	2,886,275
Brunello Cucinelli SpA (Italy)(a)	17,556	1,923,316
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	17,372	3,334,840
Hermes International SCA (France)	977	2,402,482
LVMH Moet Hennessy Louis Vuitton SE (France)	6,227	3,831,979
Moncler SpA (Italy)	22,593	1,329,673
On Holding AG (Switzerland) (Class A Stock)*	32,650	1,382,728
Pandora A/S (Denmark)	4,905	641,316
Ralph Lauren Corp.	3,245	1,017,502
Tapestry, Inc.	25,400	2,875,788
		23,365,022
Tobacco — 0.3%
Altria Group, Inc.	67,100	4,432,626
British American Tobacco PLC (United Kingdom)	65,363	3,476,482
Imperial Brands PLC (United Kingdom)	86,303	3,666,277
Japan Tobacco, Inc. (Japan)	70,700	2,318,752
Philip Morris International, Inc.	15,800	2,562,760
		16,456,897
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)	12,500	1,512,500
Ashtead Group PLC (United Kingdom)	10,934	733,249
Core & Main, Inc. (Class A Stock)*	13,597	731,927
Ferguson Enterprises, Inc.	5,597	1,257,013
ITOCHU Corp. (Japan)	55,200	3,140,792
Marubeni Corp. (Japan)	48,800	1,217,668
Mitsubishi Corp. (Japan)	240,100	5,723,842
Mitsui & Co. Ltd. (Japan)	80,500	1,998,913
MSC Industrial Direct Co., Inc. (Class A Stock)	10,800	995,112
Sumitomo Corp. (Japan)	74,400	2,152,615
Toyota Tsusho Corp. (Japan)	39,700	1,098,988

A10

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
United Rentals, Inc.(a)	490	$467,783
W.W. Grainger, Inc.	900	857,664
WESCO International, Inc.	14,200	3,003,300
		24,891,366
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	73,086	1,998,121
Getlink SE (France)	27,015	498,142
Transurban Group (Australia), UTS	59,864	546,191
		3,042,454
Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	58,225	899,501
Wireless Telecommunication Services — 0.2%
Bharti Airtel Ltd. (India)	26,135	552,742
KDDI Corp. (Japan)	75,200	1,199,329
SoftBank Group Corp. (Japan)	30,200	3,810,653
Tele2 AB (Sweden) (Class B Stock)	90,841	1,549,620
T-Mobile US, Inc.	8,100	1,938,978
Vodafone Group PLC (United Kingdom)	1,967,774	2,288,332
		11,339,654

Total Common Stocks (cost $1,785,955,172)		2,218,778,407
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,309	215,077
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	348,900
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	14,408	1,162,529
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	3,997	934,405

Total Preferred Stocks (cost $2,716,528)		2,660,911
Unaffiliated Exchange-Traded Funds — 12.2%
Dimensional Core Fixed Income ETF	488,000	20,866,880
Dimensional International Core Equity Market ETF(a)	2,452,000	89,130,200
Dimensional US Equity Market ETF(a)	2,626,300	190,249,172
Dimensional US Real Estate ETF(a)	607,100	14,479,335
Health Care Select Sector SPDR Fund(a)	129,300	17,994,681
iShares 0-3 Month Treasury Bond ETF	532,067	53,579,147
iShares Core MSCI EAFE ETF	72,900	6,364,899
iShares Core S&P 500 ETF	136,955	91,663,981
iShares Core U.S. Aggregate Bond ETF(a)	388,137	38,910,734
iShares Gold Trust*	380,300	27,674,431
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
iShares iBoxx $ High Yield Corporate Bond ETF(a)	55,268	$4,487,209
iShares MSCI EAFE ETF(a)	166,302	15,527,618
iShares S&P 500 Growth ETF	58,000	7,001,760
iShares TIPS Bond ETF	4,726	525,626
Vanguard Dividend Appreciation ETF	301,339	65,025,943
Vanguard Real Estate ETF(a)	220,516	20,159,573

Total Unaffiliated Exchange-Traded Funds (cost $600,454,355)		663,641,189
Unaffiliated Funds — 3.9%
AQR Diversified Arbitrage Fund, (Institutional Shares)	2,529,312	32,526,947
Calamos Market Neutral Income Fund, (R6 Shares)	1,870,807	29,240,709
JPMorgan Hedged Equity Fund, (Institutional Shares)	947,649	32,741,264
Merger Fund (The), (Institutional Shares)	2,832,844	51,217,812
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	1,056,089	10,708,740
Victory Market Neutral Income Fund, (Institutional Shares)	5,657,664	48,599,337
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	1,126,567	8,505,577

Total Unaffiliated Funds (cost $206,710,209)		213,540,386

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	24,576	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.5%
Automobiles — 0.0%
Santander Drive Auto Receivables Trust,
Series 2025-03, Class C
4.680%	09/15/31		109	109,608
Collateralized Loan Obligations — 2.5%
AGL CLO Ltd. (Cayman Islands),
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.705%(c)	07/21/37		9,000	9,020,879
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.748%(c)	07/15/37		4,750	4,771,359
Ares European CLO DAC (Ireland),
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.667%(c)	04/15/38	EUR	250	293,207

A11

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-18A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.029%(c)	01/18/35		5,000	$5,014,299
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.334%(c)	04/15/39	EUR	250	294,017
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.665%(c)	01/20/38		2,350	2,357,011
Bastille Euro CLO DAC (Ireland),
Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.176%(c)	01/15/39	EUR	3,050	3,598,255
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.749%(c)	10/15/34		2,025	2,028,110
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.767%(c)	07/20/34		2,750	2,754,581
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.916%(c)	08/26/32	EUR	3,547	4,159,769
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.852%(c)	04/17/37		7,250	7,279,399
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.755%(c)	07/20/37		3,000	3,013,217
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.389%(c)	07/25/37	EUR	1,500	1,774,623
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.839%(c)	04/25/34	EUR	3,125	3,668,910
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.929%(c)	03/25/38		4,000	4,011,360
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.829%(c)	04/18/37		7,250	7,288,484
Monument CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.369%(c)	04/15/38	EUR	4,250	4,994,103
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.582%(c)	10/12/30		593	$594,201
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
5.637%(c)	04/20/31		219	219,007
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.367%(c)	01/15/38	EUR	4,000	4,702,019
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	5,000	5,864,380
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.376%(c)	07/15/38	EUR	250	293,818
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.698%(c)	09/06/37		5,500	5,515,607
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.458%(c)	07/25/31		1,577	1,577,408
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	250	294,006
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.729%(c)	07/18/37		8,000	8,023,921
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)
6.205%(c)	01/20/36		7,000	7,010,741
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.115%(c)	01/20/37		3,000	3,006,913
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.738%(c)	02/20/30	EUR	4,779	5,594,305
Series 07A, Class B1RR, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.671%(c)	07/18/34	EUR	4,725	5,547,905
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.195%(c)	01/20/36		7,500	7,520,389
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.515%(c)	01/20/37		5,250	5,260,180

A12

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.675%(c)	07/20/37	9,000	$9,028,024
			136,374,407
Consumer Loans — 0.0%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51	241	242,503
Lendmark Funding Trust,
Series 2025-02A, Class A, 144A
4.780%	10/20/34	479	482,177
			724,680
Other — 0.0%
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	280	265,236
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	89	89,583
			354,819

Total Asset-Backed Securities (cost $135,299,734)			137,563,514
Corporate Bonds — 2.4%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	225	225,137
6.750%	06/15/33	240	250,433
7.500%	02/01/29	125	130,150
7.875%	04/15/27(a)	268	268,576
			874,296
Agriculture — 0.0%
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35	155	162,885
Airlines — 0.0%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	607	596,910
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	325	326,219
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	565	564,018
4.625%	04/15/29	140	137,921
			1,625,068
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,185	$944,856
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	190,119
4.000%	11/13/30		525	487,876
5.730%	09/05/30		250	252,082
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		850	877,577
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	11/01/27		195	197,227
Volkswagen International Finance NV (Germany),
Gtd. Notes
5.493%(ff)	11/15/30(oo)	EUR	200	241,854
				3,191,591
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		50	51,605
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27		650	649,645
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	100	124,232
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		160	165,060
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,500	1,501,975
ZF Europe Finance BV (Germany),
Gtd. Notes, EMTN
7.000%	06/12/30	EUR	100	121,709
				2,614,226
Banks — 0.7%
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	603,285
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		400	446,000
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	200	247,696
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	122,923
5.500%(ff)	09/08/29	EUR	100	126,046
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33(oo)		200	240,000

A13

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		190	$192,470
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		845	757,575
5.162%(ff)	01/24/31		340	350,917
Sub. Notes
3.846%(ff)	03/08/37		80	74,775
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	200	244,737
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	600	710,427
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.476%(ff)	11/11/29		265	265,400
7.090%(ff)	11/06/29	GBP	100	143,218
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		400	424,068
Sr. Non-Preferred Notes, 144A
5.085%(ff)	05/09/31		200	203,668
5.283%(ff)	11/19/30		720	739,205
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		200	209,499
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
6.714%(ff)	10/19/29		670	711,443
7.003%(ff)	10/19/34		465	518,499
CaixaBank SA (Spain),
Jr. Sub. Notes
6.250%(ff)	07/24/32(oo)	EUR	200	245,077
7.500%(ff)	01/16/30(oo)	EUR	200	261,064
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	212,504
6.840%(ff)	09/13/34		200	223,014
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	207,566
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		200	199,991
5.750%	05/05/26		400	403,307
5.875%	04/30/29		200	210,709
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		590	531,773
3.980%(ff)	03/20/30		135	133,383
4.412%(ff)	03/31/31		375	374,276
4.503%(ff)	09/11/31		128	128,057
4.542%(ff)	09/19/30		155	155,721
5.174%(ff)	02/13/30		95	97,488
5.174%(ff)	09/11/36		85	85,848
5.449%(ff)	06/11/35		10	10,367
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Commerzbank AG (Germany),
Jr. Sub. Notes, EMTN
7.875%(ff)	10/09/31(oo)	EUR	400	$528,980
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	1,000	1,212,383
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	122,927
Credit Agricole SA (France),
Jr. Sub. Notes, EMTN
7.250%(ff)	09/23/28(oo)	EUR	200	252,303
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	263,355
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33		270	268,547
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		640	665,460
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
4.950%(ff)	08/04/31		180	181,471
4.999%(ff)	09/11/30		150	152,049
6.819%(ff)	11/20/29		150	160,424
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31	EUR	1,200	1,414,866
Sub. Notes
7.079%(ff)	02/10/34		350	383,938
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		100	106,000
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	357,585
Sr. Unsec’d. Notes
4.692%(ff)	10/23/30		355	359,584
5.016%(ff)	10/23/35		412	414,792
5.049%(ff)	07/23/30		135	138,408
5.207%(ff)	01/28/31		95	98,049
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		300	282,750
Sr. Unsec’d. Notes
5.546%(ff)	03/04/30		585	606,958
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	200	246,829
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	1,100	1,320,785
Sr. Preferred Notes, 144A
6.625%	06/20/33		275	302,637
KBC Group NV (Belgium),
Jr. Sub. Notes
6.000%(ff)	11/27/30(oo)	EUR	200	241,249
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31		230	228,576
4.932%(ff)	10/16/30		200	203,112

A14

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	$136,689
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	277,910
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		13	14,105
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		200	198,875
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(a)(oo)		400	410,821
M&T Bank Corp.,
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		102	103,417
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30		1,265	1,278,758
5.230%(ff)	01/15/31		75	77,413
Sr. Unsec’d. Notes, MTN
5.250%(ff)	04/21/34		55	56,693
5.424%(ff)	07/21/34		49	51,045
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31		250	253,791
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	891,985
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	200,000
8.125%(ff)	11/10/33(oo)		200	224,500
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	86,194
5.373%(ff)	07/21/36		45	46,331
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.320%(ff)	09/22/29		200	199,360
4.858%(ff)	09/11/30		415	419,617
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	750	892,043
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
0.010%	05/23/23(d)		1,000	50,000
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	11/21/29(oo)		200	209,670
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		200	210,939
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	203,450
7.018%(ff)	02/08/30		200	215,856
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
5.400%(ff)	08/12/36		370	$376,061
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	610,486
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		35	36,721
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	500	585,305
3.319%	03/05/29	EUR	200	239,905
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		25	26,328
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	220,000
9.250%(ff)	11/13/33(a)(oo)		230	273,718
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	1,200	1,569,329
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		200	199,265
5.010%(ff)	03/23/37		200	198,984
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	720	854,953
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	400	498,544
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	122,887
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36		420	419,049
5.150%(ff)	04/23/31		350	361,031
5.211%(ff)	12/03/35		415	424,054
5.244%(ff)	01/24/31		95	98,283
5.499%(ff)	01/23/35		65	67,782
Sr. Unsec’d. Notes, MTN
5.557%(ff)	07/25/34		36	37,813
				35,255,973
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		230	205,294
5.750%	03/02/63		27	26,937
				232,231
Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		700	699,592

A15

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		925	$904,187
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		355	367,813
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		60	62,353
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	743,231
				2,777,176
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31		450	398,965
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	46,030
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	100	117,060
				562,055
Commercial Services — 0.1%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		975	974,667
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	100	121,769
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		155	161,092
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	369,627
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		200	207,765
7.250%	06/15/33		90	94,033
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	118,583
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		250	250,802
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		180	182,623
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		25	23,159
3.875%	02/15/31		375	354,661
				2,858,781
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	775	$720,062
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	210	227,373
			947,435
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	285	274,385
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33	85	86,450
5.667%(ff)	04/25/36	50	52,963
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27	50	49,205
4.950%	01/15/28	145	146,363
5.150%	01/15/30	75	75,930
5.375%	05/30/30	640	655,354
5.750%	03/01/29	370	382,262
5.750%	11/15/29	110	114,295
6.375%	05/04/28	260	271,222
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	180	188,613
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	75,721
5.500%	08/15/28	670	670,000
6.000%	01/15/27	225	225,000
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	400	384,539
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.750%	09/15/31	175	173,660
7.875%	12/15/29	250	265,357
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26	200	196,134
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30	445	446,048
			4,733,501
Electric — 0.3%
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52	10	10,488
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	495,332
5.000%	02/01/31	925	922,063

A16

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
5.125%	03/15/28		700	$700,188
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		40	43,394
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		305	307,111
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35		198	196,861
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.950%	09/15/35		366	363,582
Duke Energy Progress LLC,
First Mortgage
5.550%	03/15/55		2	2,009
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		95	97,000
Jr. Sub. Notes, Series A
5.375%(ff)	03/09/26(oo)		115	111,829
Sr. Unsec’d. Notes
5.450%	06/15/29		75	75,659
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	227,902
Jr. Sub. Notes, EMTN
5.625%(ff)	06/17/32(oo)	EUR	200	246,276
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		25	25,125
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.750%	09/30/55		280	274,812
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	190,710
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		200	201,275
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		20	20,492
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		290	303,669
Entergy Mississippi LLC,
First Mortgage
5.800%	04/15/55		6	6,147
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		15	14,753
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		128	127,040
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	$273,271
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		70	65,583
5.400%	06/01/33		235	242,801
5.650%	05/09/34		55	57,211
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	98,444
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	359,686
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	219,031
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		95	98,793
6.750%(ff)	06/15/54		100	107,749
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	551,116
Gtd. Notes, 144A
3.375%	02/15/29		100	94,574
3.625%	02/15/31		1,175	1,086,176
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		150	163,765
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	42,087
5.800%	05/15/34		405	419,780
6.000%	08/15/35		255	267,019
6.150%	01/15/33		55	58,261
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		36	37,059
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		50	48,071
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		95	97,478
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		200	200,348
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		24	23,884
5.450%	03/01/35		49	49,563
5.900%	03/01/55		15	14,560
Southern Power Co.,
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		32	31,802

A17

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		84	$82,849
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,275	1,293,724
8.000%(ff)	10/15/26(oo)		1,375	1,406,580
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		450	494,040
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32		130	136,008
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,747
5.700%	12/30/34		55	56,897
6.000%	04/15/34		90	94,862
				13,266,536
Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	124,167
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	101,319
4.500%	07/11/35	EUR	100	124,040
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		1,025	983,080
				1,332,606
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		450	430,203
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		225	231,466
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		225	219,503
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	299,910
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		225	228,687
7.125%	02/15/31(a)		150	161,785
				1,571,554
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		140	146,475
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		650	628,441
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		150	$145,421
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	698	829,731
8.125%	05/14/30	GBP	500	641,349
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		45	51,608
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		300	305,313
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		350	336,156
4.375%	01/31/32		825	779,567
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		100	102,184
5.650%	05/01/45		20	20,300
5.700%	05/01/55		265	268,639
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		75	72,331
6.375%	03/01/33		365	368,932
				4,549,972
Gas — 0.0%
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		190	198,317
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	37,082
				235,399
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		17	14,907
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		700	675,498
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		415	433,085
				1,123,490
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		235	215,267
4.625%	06/01/30		725	694,449

A18

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		310	$296,082
3.500%	07/15/51		60	41,066
5.250%	06/15/49		5	4,564
5.450%	04/01/31		95	98,761
5.950%	09/15/54		35	34,889
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29		550	526,284
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32(a)		75	75,033
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		200	194,573
				2,180,968
Holding Companies-Diversified — 0.0%
Benteler International AG (Austria),
Sr. Sec’d. Notes
7.250%	06/15/31	EUR	100	125,330
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,407	1,504,786
				1,630,116
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		985	923,211
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		325	323,163
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	893,633
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		105	104,727
				2,244,734
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		125	123,886
6.625%	05/15/32(a)		65	64,145
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		130	137,857
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		475	438,428
				764,316
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		126	$129,065
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		55	54,368
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	124,555
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		120	118,841
5.350%	09/15/54		15	14,543
				441,372
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		205	209,056
7.375%	05/01/33(a)		145	147,994
				357,050
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		25	25,281
6.750%	02/01/32		200	205,750
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		275	279,941
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26(a)		275	276,263
5.625%	09/30/31		265	270,187
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		400	400,016
				1,457,438
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		570	549,777
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
6.500%	09/24/33		200	200,994
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		700	704,423
6.125%	09/15/29		535	544,271
6.500%	04/15/32		275	280,259
				2,279,724

A19

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		75	$78,151
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		250	265,206
				343,357
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		250	230,323
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		110	102,319
2.800%	04/01/31		416	375,117
3.500%	06/01/41		120	87,654
6.650%	02/01/34		140	149,694
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	59,295
4.800%	05/15/33		90	90,835
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		175	149,648
7.375%	07/01/28		300	276,390
7.750%	07/01/26		225	223,367
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,400	1,481,813
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		390	404,016
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	500	620,133
				4,250,604
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	300	377,100
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	109,127
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		205	211,166
5.634%	04/04/34		385	399,892
6.125%	10/06/28		110	115,479
6.375%	10/06/30		20	21,613
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		80	83,800
				1,318,177
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	$124,371
Maxam Prill Sarl (Luxembourg),
Sr. Sec’d. Notes
6.000%	07/15/30	EUR	100	119,166
				243,537
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		105	107,522
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28		150	154,514
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		53	63,828
BP Capital Markets PLC,
Gtd. Notes
6.125%(ff)	03/18/35(oo)		270	279,572
6.450%(ff)	12/01/33(oo)		245	261,231
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		75	77,785
8.625%	11/01/30		125	129,387
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		30	22,417
5.550%	03/15/54		40	39,443
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		151	145,880
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		210	208,763
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		500	500,969
5.375%	03/15/30		391	397,579
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		24	18,801
7.500%	05/01/31		1,200	1,346,224
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		210	215,617
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		375	381,259
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	865,350

A20

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32	1,045	$1,035,856
7.690%	01/23/50	525	477,461
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	75	82,426
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	10	9,599
Transocean International Ltd.,
Gtd. Notes, 144A
8.000%	02/01/27	88	87,780
			6,801,741
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30	550	499,672
6.000%	06/15/29	450	460,599
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	530	544,461
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	200	205,424
			1,710,156
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	180	151,964
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	250	249,742
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	25	21,438
5.000%	02/15/29	225	168,750
5.250%	01/30/30	150	105,375
5.250%	02/15/31	175	114,625
6.250%	02/15/29	450	358,564
7.000%	01/15/28	100	89,000
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	100	89,625
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54	300	298,995
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/30	150	150,501
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31(a)	41	37,605
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	193,241
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	$174,993
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.000%	08/17/35	100	100,935
			2,305,353
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	675	672,490
6.625%	02/01/32	135	139,092
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	580	578,473
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	20	21,160
5.962%	02/15/55	110	108,960
6.036%	11/15/33	75	80,041
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33	275	288,945
Sub. Notes
5.500%(ff)	07/15/77	50	49,690
8.500%(ff)	01/15/84(a)	40	45,693
Energy Transfer LP,
Jr. Sub. Notes
6.500%(ff)	02/15/56	690	687,938
7.125%(ff)	10/01/54	50	51,811
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,225	1,268,189
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	804,852
Sr. Unsec’d. Notes
5.550%	05/15/34	65	66,719
5.600%	09/01/34	40	41,066
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78	35	34,779
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36	285	298,971
ONEOK, Inc.,
Gtd. Notes, 144A
6.500%	09/01/30	115	123,566
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	150	150,000
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79	200	199,000
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	70	67,060
4.125%	08/15/31	45	42,492

A21

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,605	$1,589,066
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	82,844
				7,492,897
Real Estate — 0.0%
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	01/30/33		200	201,660
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,185	1,182,771
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	106,199
				1,490,630
Real Estate Investment Trusts (REITs) — 0.1%
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		200	200,860
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	800	806,460
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	53,229
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	93,078
3.875%	09/22/37	EUR	232	272,660
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	500	628,205
5.125%	07/06/34	EUR	200	259,636
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		390	401,142
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		725	678,790
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	300	362,781
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		1,020	1,073,550
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	113,220
				4,943,611
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.125%	06/15/29		190	$194,592
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	125	150,460
7.375%	08/31/32	GBP	150	205,131
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		950	993,961
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		450	427,970
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		425	405,980
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		200	207,766
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		500	499,430
				3,085,290
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	266,422
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	116,583
				383,005
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes
5.200%	07/15/35		132	136,195
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		445	411,417
3.469%	04/15/34		128	116,788
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/25/35		200	214,191
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		305	281,410
Sr. Unsec’d. Notes
5.450%	07/15/35		341	351,762
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35		40	42,752
				1,554,515
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31		190	194,740

A22

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
9.250%	06/01/30		165	$170,403
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		120	120,454
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		40	29,759
5.375%	09/27/54		40	36,755
5.875%	09/26/45		155	155,536
5.950%	09/26/55		120	119,634
6.000%	08/03/55		418	419,680
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		125	125,540
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		16	16,711
				1,389,212
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.900%	11/01/35		240	238,130
5.550%	11/01/45		80	79,216
5.700%	11/01/54		195	192,756
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)		200	205,190
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29		200	220,053
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.750%	05/01/29		475	479,781
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		475	473,963
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		500	457,739
4.875%	06/15/29		50	47,393
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		280	285,467
7.000%	03/31/34		540	549,265
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	967,961
8.750%	03/15/32		500	608,796
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	530	677,300
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		140	145,134
				5,628,144
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		445	$432,328
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		75	78,232
7.125%	02/01/32		135	141,760
				652,320

Total Corporate Bonds (cost $132,022,555)				133,117,039
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.913%(c)	01/28/32		200	199,500
Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.100%
9.304%(c)	11/17/28		300	293,333
				492,833
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		94	81,688
Retail — 0.1%
EG America LLC (United Kingdom),
New facility B-3 (EUR), 3 Month EURIBOR + 3.875%
5.937%(c)	02/07/28	EUR	2,152	2,544,083

Total Floating Rate and Other Loans (cost $3,056,963)				3,118,604
Residential Mortgage-Backed Security — 0.0%
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		100	97,408
(cost $96,353)
Sovereign Bonds — 1.3%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,940	1,240,925
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		220	213,290
Bundesschatzanweisungen (Germany),
Bonds, Series 2Y
2.000%	12/10/26	EUR	570	669,209
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	801,000
3.750%	01/14/32	EUR	121	145,346
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		835	627,294

A23

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.550%	04/03/34		685	$737,060
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	47,290	2,346,870
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	37,680	1,836,097
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.600%	06/01/36		415	434,920
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		511	546,387
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN
7.300%	09/30/33		310	293,725
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		91	92,463
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	190,690
French Republic Government Bond OAT (France),
Bonds, 144A
2.700%	02/25/31	EUR	1,770	2,065,214
3.200%	05/25/35	EUR	621	713,400
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.250%	08/15/36		227	234,491
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	433,790	1,318,685
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	500	601,519
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
2.950%	07/01/30	EUR	11,444	13,556,963
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	1,211	1,439,231
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	45,800	196,246
Bonds, Series 86
2.400%	03/20/55	JPY	607,150	3,572,135
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	375,250	2,181,023
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	595,549
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	34,500	1,775,257
7.750%	05/29/31	MXN	53,200	2,828,829
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	21,000	1,082,228
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	935	$615,962
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		315	204,120
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,100	1,536,801
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	5,637	4,101,282
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	11,305	656,811
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		245	196,235
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
3.200%	10/31/35	EUR	4,285	5,006,733
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	81,691	2,801,014
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	1,160	643,578
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 7Y
7.125%	02/12/32		370	382,487
United Kingdom Gilt (United Kingdom),
Bonds
4.500%	03/07/35	GBP	8,023	10,623,434
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	161,650

Total Sovereign Bonds (cost $68,039,233)				69,266,153
U.S. Government Agency Obligations — 0.6%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		1,600	1,575,791
5.500%	07/01/53		2,084	2,106,610
5.500%	11/01/54		2,216	2,235,397
6.000%	07/01/53		1,111	1,143,649
6.000%	06/01/55		1,658	1,695,191
6.500%	05/01/54		896	936,360
6.500%	08/01/54		3,500	3,617,803
Federal National Mortgage Assoc.
2.500%	07/01/50		1,134	974,673
2.500%	07/01/50		1,772	1,510,757
2.500%	08/01/51		1,930	1,645,809
3.000%	07/01/52		2,752	2,442,618
3.500%	05/01/52		2,134	1,961,860
5.000%	04/01/53		1,743	1,736,616
5.000%	08/01/53		1,058	1,053,748
5.500%	12/01/52		817	828,886

A24

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	09/01/52	186	$191,705
6.000%	02/01/53	1,808	1,852,261
6.000%	09/01/53	665	685,065
6.000%	10/01/54	1,422	1,467,806
6.500%	10/01/53	235	243,216
Government National Mortgage Assoc.
3.000%	10/20/51	2,151	1,922,367

Total U.S. Government Agency Obligations (cost $31,402,529)			31,828,188
U.S. Treasury Obligations — 5.9%
U.S. Treasury Bonds
3.250%	05/15/42	7,000	5,881,094
4.000%	11/15/42	4,690	4,336,051
4.125%	08/15/44	3,890	3,611,014
4.500%	11/15/54	601	578,744
4.750%	02/15/45	1,880	1,892,044
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26	2,500	2,491,311
0.125%	04/15/27	6,836	6,741,496
0.125%	01/15/30	15,657	14,949,201
0.125%	01/15/31	7,062	6,632,603
0.125%	07/15/31	2,019	1,885,379
0.125%	01/15/32	6,788	6,250,363
0.125%	02/15/51	3,163	1,753,885
0.125%	02/15/52	1,863	1,009,717
0.250%	07/15/29	3,359	3,258,849
0.250%	02/15/50	2,570	1,519,178
0.375%	01/15/27	662	656,894
0.500%	01/15/28	18,168	17,958,250
0.625%	07/15/32	1,704	1,613,531
0.625%	02/15/43	6,000	4,557,487
0.750%	02/15/42	4,947	3,922,739
0.750%	02/15/45	407	303,720
0.875%	01/15/29	7,035	6,982,600
0.875%	02/15/47	1,278	943,708
1.000%	02/15/46	4,664	3,595,227
1.000%	02/15/48	109	81,456
1.125%	01/15/33	8,145	7,894,212
1.250%	04/15/28	2,434	2,443,170
1.375%	07/15/33	6,536	6,437,248
1.375%	02/15/44	1,850	1,582,441
1.500%	02/15/53	6,913	5,534,946
1.625%	10/15/29	3,106	3,167,184
1.625%	04/15/30	9,138	9,279,814
1.750%	01/15/28	3,547	3,605,387
1.750%	01/15/34	9,868	9,915,741
1.875%	07/15/34	4,777	4,847,182
1.875%	07/15/35	5,961	6,010,562
2.125%	04/15/29	8,810	9,092,900
2.125%	01/15/35	10,825	11,145,937
2.125%	02/15/41	133	132,662
2.125%	02/15/54	458	422,878
2.375%	01/15/27	10,541	10,728,733
2.500%	01/15/29	3,628	3,791,242
3.875%	04/15/29	3,950	4,318,276
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Notes
0.750%	01/31/28	37,000	$34,647,031
1.125%	02/28/27	48,500	46,808,184
3.625%	09/30/31	18,000	17,790,469
3.875%	04/30/30	2,200	2,214,094
3.875%	06/30/30	7,160	7,204,191
U.S. Treasury Strips Coupon
1.600%(s)	08/15/40(k)	3,270	1,618,888
2.419%(s)	05/15/44(k)	3,460	1,383,264
4.202%(s)	05/15/43(k)	7,310	3,086,415
4.327%(s)	08/15/43	560	233,269
4.349%(s)	02/15/43	330	141,375
4.500%(s)	05/15/46(h)	470	169,831
4.568%(s)	11/15/42	220	95,678
4.608%(s)	11/15/48	60	19,165
4.652%(s)	05/15/49	525	163,662
4.667%(s)	02/15/39(k)	2,680	1,449,407
4.775%(s)	11/15/41	590	272,311
4.778%(s)	02/15/42	855	388,576
4.920%(s)	08/15/48	380	122,795
4.924%(s)	02/15/49	170	53,623
4.928%(s)	11/15/45	125	46,227
4.965%(s)	11/15/43	752	308,773
5.001%(s)	02/15/45	1,580	607,815

Total U.S. Treasury Obligations (cost $326,696,962)			322,582,099

Options Purchased*~ — 1.6%
(cost $58,142,601)	84,694,646

Total Long-Term Investments (cost $4,091,952,028)	4,764,051,847

	Shares
Short-Term Investments — 15.6%
Affiliated Mutual Funds — 10.2%
PGIM Core Ultra Short Bond Fund(wa)	390,472,515	390,472,515
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $165,639,026; includes $164,962,287 of cash collateral for securities on loan)(b)(wa)	165,740,143	165,640,699

Total Affiliated Mutual Funds (cost $556,111,541)		556,113,214

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 5.4%
U.S. Treasury Bills
3.965%	12/11/25(k)	18,000	17,863,325
4.052%	12/02/25	90,000	89,397,257
4.169%	12/09/25	63,500	63,032,149
4.230%	12/04/25(h)	380	377,369

A25

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
4.282%	11/04/25(k)	124,500	$124,027,983

Total U.S. Treasury Obligations (cost $294,619,123)			294,698,083

Options Purchased*~ — 0.0%
(cost $131,204)	47,898

Total Short-Term Investments (cost $850,861,868)	850,859,195

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.9% (cost $4,942,813,896)	5,614,911,042

Options Written*~ — (0.0)%
(premiums received $292,614)	(189,002)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.9% (cost $4,942,521,282)	5,614,722,040

Liabilities in excess of other assets(z) — (2.9)%	(155,641,670)

Net Assets — 100.0%	$5,459,080,370

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LME	London Metal Exchange
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PRFC	Preference Shares
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap

A26

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $162,950,902; cash collateral of $164,962,287 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$34,395	$134,675	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	08/13/25	204,500	205,190	0.0
Total		$238,895	$339,865	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		16		40	$100
MSCI EAFE ETF Index (FLEX)	Call	02/08/29	$75.00		11,700		1,170	29,377,701
Russell 2000 Index (FLEX)	Call	02/08/29	$1,980.00		60		6	4,606,388
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00		120		12	25,671,907
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00		135		14	25,038,650
Total Exchange Traded (cost $58,142,825)								$84,694,746

A27

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30		—		2,987	$38
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30		—		5,975	76
Currency Option EUR vs HUF	Call	CITI	10/10/25	430.00		—	EUR	201	1
Currency Option EUR vs PLN	Call	CITI	10/13/25	5.00		—	EUR	406	—
Currency Option EUR vs PLN	Call	MSI	10/16/25	5.00		—	EUR	403	—
Currency Option EUR vs TRY	Call	JPM	10/16/25	99.00		—	EUR	403	74
Currency Option EUR vs TRY	Call	JPM	10/23/25	99.00		—	EUR	798	314
Currency Option EUR vs TRY	Call	JPM	10/30/25	99.00		—	EUR	1,369	808
Currency Option USD vs BRL	Call	MSI	10/09/25	6.50		—		475	2
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00		—		471	29
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		3,779	28
Currency Option USD vs JPY	Call	MSI	10/07/25	160.00		—		472	—
Currency Option USD vs JPY	Call	MSI	10/14/25	165.00		—		475	—
Currency Option USD vs KRW	Call	MSI	10/13/25	1,500.00		—		190	1
Currency Option USD vs KRW	Call	JPM	10/23/25	1,600.00		—		1,197	1
Currency Option USD vs TRY	Call	JPM	10/02/25	43.75		—		944	7
Currency Option USD vs TRY	Call	CITI	10/02/25	99.00		—		944	—
Currency Option USD vs TRY	Call	JPM	10/07/25	99.00		—		1,653	50
Currency Option USD vs TRY	Call	JPM	10/15/25	99.00		—		475	90
Currency Option USD vs TRY	Call	CITI	10/16/25	99.00		—		952	246
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00		—		475	661
Currency Option USD vs TWD	Call	MSI	10/16/25	33.00		—		476	4
Currency Option USD vs TWD	Call	JPM	10/22/25	33.00		—		460	9
Currency Option USD vs ZAR	Call	MSI	10/16/25	20.00		—		476	4
Currency Option EUR vs USD	Put	CITI	10/10/25	1.10		—	EUR	405	1
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		3,779	1,615
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		3,557	2
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		985	1
Currency Option USD vs JPY	Put	CITI	10/09/25	130.00		—		712	—
Currency Option USD vs JPY	Put	DB	10/15/25	130.00		—		714	1
Currency Option USD vs KRW	Put	MSI	10/13/25	1,375.00		—		190	89
Currency Option USD vs TWD	Put	MSI	10/09/25	26.00		—		428	—
Currency Option USD vs TWD	Put	MSI	10/09/25	27.00		—		475	1
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00		—		993	2
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00		—		472	2
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00		—		236	—
Currency Option USD vs ZAR	Put	MSI	10/20/25	16.00		—		431	5
Total OTC Traded (cost $15,185)									$4,162

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	33,210		$3,757
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	38,400		39,879
Total OTC Swaptions (cost $115,795)									$43,636
Total Options Purchased (cost $58,273,805)									$84,742,544
A28

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		7		18	$(44)
(premiums received $34)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	10/10/25	393.00		—	EUR	201	$(373)
Currency Option EUR vs PLN	Call	CITI	10/13/25	4.27		—	EUR	406	(1,354)
Currency Option EUR vs PLN	Call	MSI	10/16/25	4.25		—	EUR	403	(2,956)
Currency Option EUR vs TRY	Call	JPM	10/16/25	52.00		—	EUR	403	(1,688)
Currency Option EUR vs TRY	Call	JPM	10/23/25	51.50		—	EUR	798	(6,515)
Currency Option EUR vs TRY	Call	JPM	10/30/25	52.00		—	EUR	1,369	(14,289)
Currency Option USD vs BRL	Call	MSI	10/09/25	5.55		—		475	(267)
Currency Option USD vs BRL	Call	HSBC	11/06/25	5.70		—		471	(1,227)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22		—		3,779	(2,431)
Currency Option USD vs JPY	Call	MSI	10/07/25	148.50		—		472	(1,519)
Currency Option USD vs JPY	Call	MSI	10/14/25	145.00		—		475	(9,254)
Currency Option USD vs KRW	Call	MSI	10/13/25	1,400.00		—		190	(1,279)
Currency Option USD vs KRW	Call	JPM	10/23/25	1,385.00		—		1,197	(18,337)
Currency Option USD vs TRY	Call	CITI	10/02/25	43.75		—		944	(7)
Currency Option USD vs TRY	Call	JPM	10/15/25	42.50		—		475	(2,167)
Currency Option USD vs TRY	Call	CITI	10/16/25	43.00		—		952	(3,768)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00		—		475	(5,317)
Currency Option USD vs TWD	Call	MSI	10/16/25	30.10		—		476	(6,244)
Currency Option USD vs TWD	Call	JPM	10/22/25	30.25		—		460	(4,595)
Currency Option USD vs ZAR	Call	MSI	10/16/25	17.60		—		476	(1,045)
Currency Option EUR vs USD	Put	CITI	10/10/25	1.18		—	EUR	405	(2,042)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		2,272	(1,961)
Currency Option USD vs JPY	Put	CITI	10/09/25	148.00		—		712	(5,088)
Currency Option USD vs JPY	Put	DB	10/15/25	146.50		—		714	(2,941)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.75		—		475	(135)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.80		—		428	(142)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25		—		993	(1,585)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50		—		472	(1,324)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50		—		236	(701)
Currency Option USD vs ZAR	Put	MSI	10/20/25	17.40		—		431	(5,195)
Total OTC Traded (premiums received $177,965)									$(105,746)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	33,210		$(17,130)
CDX.NA.IG.44.V1, 06/20/30	Call	RBC	12/17/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	38,400		(39,083)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	33,210		(694)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	27,360		(7,834)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	38,400		(16,184)
A29

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	6,000		$(2,287)
Total OTC Swaptions (premiums received $114,615)									$(83,212)
Total Options Written (premiums received $292,614)									$(189,002)
Financial Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
78	3 Month CME SOFR	Mar. 2026	$18,781,425	$17,337
66	3 Month Euro EURIBOR	Dec. 2026	18,979,546	(22,164)
246	2 Year U.S. Treasury Notes	Dec. 2025	51,266,015	(8,779)
51	5 Year Canadian Government Bonds	Dec. 2025	4,225,997	7,667
1,334	5 Year U.S. Treasury Notes	Dec. 2025	145,666,543	62,087
1	10 Year Australian Treasury Bonds	Dec. 2025	75,005	(121)
31	10 Year Korean Treasury Bonds	Dec. 2025	2,593,478	(25,188)
6	10 Year Japanese Bonds	Dec. 2025	5,509,281	(42,195)
37	10 Year U.K. Gilt	Dec. 2025	4,520,316	10,962
1,087	10 Year U.S. Treasury Notes	Dec. 2025	122,287,500	377,555
260	10 Year U.S. Ultra Treasury Notes	Dec. 2025	29,920,314	340,299
469	20 Year U.S. Treasury Bonds	Dec. 2025	54,682,469	1,104,332
34	30 Year Euro Buxl	Dec. 2025	4,569,778	(23,152)
274	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	32,897,124	335,631
68	Euro-BTP Italian Government Bond	Dec. 2025	9,567,474	98,096
595	Mini MSCI EAFE Index	Dec. 2025	82,862,675	259,872
36	Russell 2000 E-Mini Index	Dec. 2025	4,419,900	55,012
351	S&P 500 E-Mini Index	Dec. 2025	118,265,062	1,052,089
30	Short Euro-BTP	Dec. 2025	3,801,633	2,872
				3,602,212
Short Positions:
66	3 Month Euro EURIBOR	Dec. 2028	18,896,247	(3,892)
48	2 Year U.S. Treasury Notes	Dec. 2025	10,003,125	783
111	5 Year Euro-Bobl	Dec. 2025	15,352,946	(8,081)
23	5 Year U.S. Treasury Notes	Dec. 2025	2,511,492	2,500
6	10 Year Canadian Government Bonds	Dec. 2025	527,959	(10,961)
118	10 Year Euro-Bund	Dec. 2025	17,811,818	7,185
45	10 Year U.S. Treasury Notes	Dec. 2025	5,062,500	(8,044)
65	10 Year U.S. Ultra Treasury Notes	Dec. 2025	7,480,078	31,177
76	Euro Schatz Index	Dec. 2025	9,545,590	7,946
9	Euro-OAT	Dec. 2025	1,282,239	(14,064)
				4,549
				$3,606,761

Commodity Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
140	Brent Crude	Jan. 2026	$9,186,800	$99,739
A30

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Commodity Futures contracts outstanding at September 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
43	Coffee ’C’	Dec. 2025	$6,044,456	$959,873
49	Copper	Dec. 2025	5,949,213	464,977
476	Corn	Dec. 2025	9,888,900	292,355
145	Cotton No. 2	Dec. 2025	4,768,325	(164,811)
54	Gasoline RBOB	Nov. 2025	4,359,776	18,055
64	Gold 100 OZ	Dec. 2025	24,788,480	3,104,355
89	Hard Red Winter Wheat	Dec. 2025	2,214,988	(122,848)
73	Lean Hogs	Dec. 2025	2,590,770	(2,739)
71	Live Cattle	Dec. 2025	6,667,610	(83,315)
27	LME Lead	Nov. 2025	1,330,553	(18,163)
93	LME Nickel	Nov. 2025	8,456,200	(24,742)
122	LME PRI Aluminum	Nov. 2025	8,177,568	268,466
86	LME Zinc	Nov. 2025	6,399,067	292,930
55	Low Sulphur Gas Oil	Nov. 2025	3,778,500	150,048
302	Natural Gas	Nov. 2025	9,975,060	(485,091)
61	No. 2 Soft Red Winter Wheat	Dec. 2025	1,549,400	(54,131)
33	NY Harbor ULSD	Nov. 2025	3,221,203	67,482
37	Silver	Dec. 2025	8,628,400	1,533,556
151	Soybean	Nov. 2025	7,563,213	(227,873)
156	Soybean Meal	Dec. 2025	4,263,480	(524,797)
92	Soybean Oil	Dec. 2025	2,731,848	(13,661)
128	Sugar #11 (World)	Mar. 2026	2,379,776	42,264
138	WTI Crude	Nov. 2025	8,607,060	(223,102)
				5,348,827
Short Positions:
2	LME Lead	Nov. 2025	98,560	556
36	LME Nickel	Nov. 2025	3,273,368	(8,179)
59	LME PRI Aluminum	Nov. 2025	3,954,726	(68,282)
11	LME Zinc	Nov. 2025	818,485	(30,575)
				(106,480)
				$5,242,347
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	MSI	AUD	1,285	$849,907	$850,277	$370	$—
Expiring 10/15/25	MSI	AUD	357	234,196	236,545	2,349	—
Expiring 10/15/25	MSI	AUD	312	205,697	206,762	1,065	—
Expiring 10/22/25	CITI	AUD	372	246,760	246,236	—	(524)
Expiring 10/22/25	HSBC	AUD	37	24,400	24,213	—	(187)
Expiring 10/22/25	MSI	AUD	1,033	676,361	683,897	7,536	—
Brazilian Real,
Expiring 10/02/25	GSI	BRL	13,752	2,507,436	2,582,607	75,171	—
Expiring 10/02/25	GSI	BRL	2,279	427,000	428,077	1,077	—
Expiring 11/04/25	GSI	BRL	16,031	2,993,294	2,986,081	—	(7,213)
British Pound,
Expiring 10/02/25	MSI	GBP	2,193	2,967,603	2,949,873	—	(17,730)
Expiring 10/22/25	CITI	GBP	512	694,683	689,104	—	(5,579)
Expiring 10/22/25	CITI	GBP	509	690,574	684,477	—	(6,097)
Expiring 10/22/25	CITI	GBP	174	236,479	234,703	—	(1,776)
A31

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/22/25	CITI	GBP	36	$48,737	$48,520	$—	$(217)
Expiring 10/22/25	HSBC	GBP	335	452,006	450,989	—	(1,017)
Expiring 11/05/25	MSI	GBP	431	580,181	580,133	—	(48)
Expiring 12/17/25	MSI	GBP	2,287	3,099,196	3,076,208	—	(22,988)
Expiring 12/17/25	WBC	GBP	1,564	2,120,591	2,103,351	—	(17,240)
Canadian Dollar,
Expiring 10/15/25	CITI	CAD	304	220,956	218,890	—	(2,066)
Expiring 10/15/25	CITI	CAD	79	57,396	56,808	—	(588)
Expiring 10/15/25	GSI	CAD	59	43,537	42,570	—	(967)
Expiring 10/15/25	MSI	CAD	54	39,753	38,974	—	(779)
Expiring 10/22/25	HSBC	CAD	399	288,321	287,267	—	(1,054)
Chilean Peso,
Expiring 12/17/25	CITI	CLP	480,120	495,199	499,354	4,155	—
Chinese Renminbi,
Expiring 10/22/25	BNP	CNH	1,754	247,039	246,471	—	(568)
Expiring 10/22/25	GSI	CNH	3,491	491,463	490,536	—	(927)
Expiring 11/19/25	MSI	CNH	3,239	453,690	456,068	2,378	—
Expiring 12/17/25	MSI	CNH	2,496	352,001	352,017	16	—
Czech Koruna,
Expiring 12/17/25	CITI	CZK	7,544	363,232	364,507	1,275	—
Danish Krone,
Expiring 12/17/25	MSI	DKK	1,027	162,963	162,396	—	(567)
Euro,
Expiring 10/02/25	BNY	EUR	25,066	29,585,708	29,432,061	—	(153,647)
Expiring 10/02/25	MSI	EUR	479	558,958	561,945	2,987	—
Expiring 10/22/25	BARC	EUR	1,699	1,996,033	1,997,034	1,001	—
Expiring 10/22/25	CITI	EUR	3,123	3,677,941	3,671,479	—	(6,462)
Expiring 10/22/25	CITI	EUR	238	279,351	280,205	854	—
Expiring 10/22/25	HSBC	EUR	70	82,235	82,091	—	(144)
Expiring 10/22/25	HSBC	EUR	18	21,332	21,247	—	(85)
Expiring 10/22/25	MSI	EUR	1,568	1,825,354	1,843,798	18,444	—
Expiring 10/22/25	MSI	EUR	246	287,381	289,060	1,679	—
Expiring 12/17/25	GSI	EUR	581	685,285	685,308	23	—
Expiring 12/17/25	MSI	EUR	3,981	4,713,961	4,695,031	—	(18,930)
Expiring 12/17/25	MSI	EUR	1,557	1,835,550	1,835,981	431	—
Hong Kong Dollar,
Expiring 11/19/25	GSI	HKD	19,376	2,490,327	2,492,807	2,480	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	98,227	298,000	295,293	—	(2,707)
Expiring 10/22/25	BARC	HUF	80,625	238,000	242,377	4,377	—
Expiring 10/22/25	DB	HUF	81,513	244,000	245,045	1,045	—
Expiring 10/22/25	GSI	HUF	113,915	343,000	342,456	—	(544)
Expiring 10/22/25	GSI	HUF	101,164	306,000	304,121	—	(1,879)
Expiring 10/22/25	UAG	HUF	100,606	302,000	302,446	446	—
Expiring 10/22/25	UAG	HUF	97,737	296,000	293,820	—	(2,180)
Expiring 10/22/25	UAG	HUF	97,271	295,000	292,418	—	(2,582)
Indian Rupee,
Expiring 12/17/25	BOA	INR	62,800	704,500	703,528	—	(972)
Expiring 12/17/25	BOA	INR	26,025	295,000	291,552	—	(3,448)
Expiring 12/17/25	CITI	INR	22,703	254,700	254,331	—	(369)
Expiring 12/17/25	HSBC	INR	51,670	579,000	578,843	—	(157)
Expiring 12/17/25	HSBC	INR	25,901	292,000	290,164	—	(1,836)
Expiring 12/17/25	SCB	INR	666,282	7,516,932	7,464,158	—	(52,774)
Expiring 12/17/25	SCB	INR	52,723	591,500	590,645	—	(855)
A32

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 12/17/25	HSBC	IDR	10,784,655	$657,000	$644,960	$—	$(12,040)
Expiring 12/17/25	HSBC	IDR	9,395,100	562,501	561,861	—	(640)
Expiring 12/17/25	HSBC	IDR	9,131,466	556,000	546,094	—	(9,906)
Expiring 12/17/25	HSBC	IDR	7,885,919	478,500	471,606	—	(6,894)
Expiring 12/17/25	HSBC	IDR	5,968,174	363,000	356,918	—	(6,082)
Expiring 12/17/25	HSBC	IDR	5,472,083	327,000	327,250	250	—
Israeli Shekel,
Expiring 10/15/25	MSI	ILS	4,277	1,286,063	1,291,241	5,178	—
Japanese Yen,
Expiring 10/22/25	BNP	JPY	101,376	688,515	687,183	—	(1,332)
Expiring 10/22/25	HSBC	JPY	4,882	32,926	33,092	166	—
Expiring 10/22/25	HSBC	JPY	4,212	28,567	28,555	—	(12)
Expiring 10/22/25	HSBC	JPY	4,094	27,810	27,751	—	(59)
Expiring 10/22/25	MSI	JPY	166,076	1,126,941	1,125,757	—	(1,184)
Expiring 10/22/25	MSI	JPY	6,891	46,948	46,714	—	(234)
Expiring 11/19/25	CITI	JPY	13,933	95,803	94,702	—	(1,101)
Expiring 11/19/25	GSI	JPY	95,643	651,532	650,083	—	(1,449)
Expiring 11/19/25	GSI	JPY	11,622	79,915	78,996	—	(919)
Expiring 11/19/25	MSI	JPY	814,859	5,561,522	5,538,600	—	(22,922)
Expiring 11/19/25	MSI	JPY	359,571	2,444,578	2,444,007	—	(571)
Mexican Peso,
Expiring 10/22/25	GSI	MXN	6,025	326,989	328,203	1,214	—
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	23,888	797,987	788,793	—	(9,194)
New Zealand Dollar,
Expiring 10/15/25	MSI	NZD	472	284,080	273,567	—	(10,513)
Expiring 10/22/25	BNP	NZD	2,328	1,387,222	1,350,813	—	(36,409)
Expiring 10/22/25	CITI	NZD	1,163	687,538	674,919	—	(12,619)
Expiring 10/22/25	MSI	NZD	1,165	694,004	675,892	—	(18,112)
Norwegian Krone,
Expiring 12/17/25	CITI	NOK	274	27,682	27,422	—	(260)
Expiring 12/17/25	MSI	NOK	9,836	995,526	985,867	—	(9,659)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	3,968	1,126,387	1,140,410	14,023	—
Expiring 12/17/25	CITI	PEN	1,984	564,058	570,205	6,147	—
Expiring 12/17/25	CITI	PEN	1,536	436,000	441,531	5,531	—
Expiring 12/17/25	SCB	PEN	1,550	441,000	445,568	4,568	—
Expiring 12/17/25	SSB	PEN	1,984	562,890	570,205	7,315	—
Philippine Peso,
Expiring 12/17/25	MSI	PHP	226,752	3,944,091	3,878,416	—	(65,675)
Expiring 12/17/25	SCB	PHP	17,977	314,000	307,482	—	(6,518)
Polish Zloty,
Expiring 10/22/25	BNP	PLN	1,796	493,591	493,988	397	—
Singapore Dollar,
Expiring 11/19/25	CITI	SGD	2,888	2,269,761	2,247,744	—	(22,017)
South African Rand,
Expiring 10/22/25	HSBC	ZAR	40,636	2,329,708	2,349,332	19,624	—
Expiring 12/17/25	BARC	ZAR	13,801	784,830	794,658	9,828	—
South Korean Won,
Expiring 11/19/25	MSI	KRW	1,056,976	765,836	754,382	—	(11,454)
Swedish Krona,
Expiring 10/22/25	MSI	SEK	6,455	692,709	686,626	—	(6,083)
Expiring 12/17/25	CITI	SEK	29,958	3,235,716	3,197,725	—	(37,991)
Expiring 12/17/25	MSI	SEK	3,252	350,634	347,072	—	(3,562)
A33

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/22/25	MSI	CHF	1,363	$1,715,885	$1,716,565	$680	$—
Expiring 12/17/25	GSI	CHF	7,836	9,939,556	9,935,107	—	(4,449)
Expiring 12/17/25	GSI	CHF	243	309,904	308,487	—	(1,417)
Expiring 12/17/25	MSI	CHF	145	184,533	184,230	—	(303)
Thai Baht,
Expiring 10/22/25	MSI	THB	7,807	242,229	241,359	—	(870)
Expiring 12/17/25	JPM	THB	11,496	358,000	357,049	—	(951)
Turkish Lira,
Expiring 10/22/25	GSI	TRY	15,524	363,239	366,575	3,336	—
Expiring 12/22/25	MSI	TRY	18,159	385,920	408,163	22,243	—
				$134,892,325	$134,460,880	229,659	(661,104)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	CITI	AUD	1,040	$685,416	$688,125	$—	$(2,709)
Expiring 10/15/25	MSI	AUD	137	90,008	90,475	—	(467)
Expiring 10/15/25	WBC	AUD	583	382,889	385,990	—	(3,101)
Expiring 10/22/25	CITI	AUD	1,028	677,948	680,711	—	(2,763)
Expiring 10/22/25	GSI	AUD	4,972	3,306,403	3,290,952	15,451	—
Expiring 10/22/25	HSBC	AUD	2	1,098	1,092	6	—
Expiring 10/22/25	MSI	AUD	1,028	674,760	680,711	—	(5,951)
Brazilian Real,
Expiring 10/02/25	GSI	BRL	16,031	3,016,556	3,010,685	5,871	—
British Pound,
Expiring 10/02/25	MSI	GBP	2,193	2,963,798	2,949,873	13,925	—
Expiring 10/22/25	BNP	GBP	9,511	12,878,451	12,792,771	85,680	—
Expiring 10/22/25	CITI	GBP	509	695,210	684,477	10,733	—
Expiring 10/22/25	GSI	GBP	106	143,437	142,119	1,318	—
Expiring 10/22/25	MSI	GBP	504	676,500	677,800	—	(1,300)
Expiring 10/22/25	MSI	GBP	15	19,978	19,757	221	—
Expiring 10/22/25	MSI	GBP	15	20,611	20,745	—	(134)
Expiring 10/22/25	MSI	GBP	2	2,976	2,964	12	—
Expiring 10/22/25	MSI	GBP	1	1,102	1,095	7	—
Expiring 11/05/25	MSI	GBP	2,193	2,968,068	2,950,349	17,719	—
Expiring 12/17/25	CITI	GBP	1,452	1,967,861	1,952,843	15,018	—
Expiring 12/17/25	GSI	GBP	5,055	6,850,692	6,798,432	52,260	—
Expiring 12/17/25	GSI	GBP	260	353,745	349,841	3,904	—
Expiring 12/17/25	MSI	GBP	1,538	2,071,944	2,068,111	3,833	—
Expiring 12/17/25	MSI	GBP	932	1,263,981	1,253,699	10,282	—
Canadian Dollar,
Expiring 10/15/25	CITI	CAD	2,606	1,911,389	1,873,940	37,449	—
Expiring 10/15/25	GSI	CAD	625	452,625	449,286	3,339	—
Expiring 10/15/25	GSI	CAD	49	35,573	34,876	697	—
Expiring 10/22/25	BARC	CAD	5	3,375	3,349	26	—
Expiring 10/22/25	BARC	CAD	2	1,537	1,522	15	—
Expiring 10/22/25	BNP	CAD	8,715	6,300,675	6,269,464	31,211	—
Expiring 10/22/25	GSI	CAD	6	4,227	4,228	—	(1)
Expiring 10/22/25	GSI	CAD	2	1,099	1,093	6	—
Expiring 10/22/25	GSI	CAD	2	1,101	1,099	2	—
Expiring 10/22/25	HSBC	CAD	7	5,083	5,097	—	(14)
Expiring 10/22/25	HSBC	CAD	6	4,223	4,228	—	(5)
A34

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/22/25	HSBC	CAD	3	$2,151	$2,131	$20	$—
Expiring 10/22/25	MSI	CAD	237	170,466	170,449	17	—
Expiring 10/22/25	MSI	CAD	44	31,922	31,683	239	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	264,484	275,000	275,078	—	(78)
Expiring 12/17/25	HSBC	CLP	593,180	625,000	616,943	8,057	—
Chinese Renminbi,
Expiring 10/22/25	BNP	CNH	1,760	248,146	247,361	785	—
Expiring 12/17/25	BOA	CNH	3,538	500,000	499,059	941	—
Expiring 12/17/25	TD	CNH	44,702	6,306,376	6,305,509	867	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	1,002,615	250,654	253,062	—	(2,408)
Expiring 12/17/25	GSI	COP	884,567	220,519	223,266	—	(2,747)
Expiring 12/17/25	MSI	COP	1,002,615	252,395	253,061	—	(666)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	44,166	2,091,739	2,131,201	—	(39,462)
Expiring 10/22/25	BNP	CZK	89,912	4,330,730	4,338,635	—	(7,905)
Expiring 12/17/25	MSI	CZK	7,560	366,399	365,275	1,124	—
Danish Krone,
Expiring 12/17/25	MSI	DKK	4,791	757,343	757,462	—	(119)
Euro,
Expiring 10/02/25	BNY	EUR	25,544	29,965,161	29,994,007	—	(28,846)
Expiring 10/22/25	BARC	EUR	2,790	3,262,107	3,280,212	—	(18,105)
Expiring 10/22/25	CITI	EUR	377	444,193	443,245	948	—
Expiring 10/22/25	CITI	EUR	90	105,549	105,450	99	—
Expiring 10/22/25	CITI	EUR	1	1,096	1,101	—	(5)
Expiring 10/22/25	DB	EUR	2,079	2,447,598	2,443,947	3,651	—
Expiring 10/22/25	HSBC	EUR	102	119,594	119,814	—	(220)
Expiring 10/22/25	HSBC	EUR	23	27,403	27,456	—	(53)
Expiring 10/22/25	HSBC	EUR	1	1,103	1,103	—	—
Expiring 10/22/25	MSI	EUR	43,765	51,420,489	51,452,519	—	(32,030)
Expiring 10/22/25	MSI	EUR	256	301,409	301,548	—	(139)
Expiring 10/22/25	MSI	EUR	171	201,333	201,449	—	(116)
Expiring 10/22/25	MSI	EUR	2	2,083	2,078	5	—
Expiring 10/22/25	SSB	EUR	2,790	3,276,644	3,280,212	—	(3,568)
Expiring 10/22/25	SSB	EUR	540	625,000	634,356	—	(9,356)
Expiring 10/22/25	UAG	EUR	2,735	3,218,513	3,215,365	3,148	—
Expiring 11/05/25	BNY	EUR	25,066	29,646,317	29,493,543	152,774	—
Expiring 12/17/25	CITI	EUR	2,364	2,787,444	2,787,464	—	(20)
Expiring 12/17/25	CITI	EUR	352	415,680	415,596	84	—
Expiring 12/17/25	GSI	EUR	2,940	3,468,422	3,467,584	838	—
Expiring 12/17/25	MSI	EUR	479	570,404	564,781	5,623	—
Expiring 12/17/25	WBC	EUR	3,260	3,842,673	3,844,026	—	(1,353)
Hungarian Forint,
Expiring 10/22/25	MSI	HUF	703,447	2,099,056	2,114,719	—	(15,663)
Expiring 10/22/25	UAG	HUF	188,047	563,000	565,311	—	(2,311)
Expiring 10/22/25	UAG	HUF	98,158	293,999	295,085	—	(1,086)
Indian Rupee,
Expiring 12/17/25	BOA	INR	41,468	468,000	464,557	3,443	—
Expiring 12/17/25	SCB	INR	44,589	504,000	499,516	4,484	—
Indonesian Rupiah,
Expiring 12/17/25	JPM	IDR	5,754,216	348,131	344,123	4,008	—
Expiring 12/17/25	SCB	IDR	7,018,127	425,000	419,709	5,291	—
Japanese Yen,
Expiring 10/22/25	BNP	JPY	122,069	828,285	827,456	829	—
A35

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/22/25	BNP	JPY	3,090	$21,056	$20,947	$109	$—
Expiring 10/22/25	HSBC	JPY	272,662	1,856,511	1,848,262	8,249	—
Expiring 10/22/25	HSBC	JPY	344	2,336	2,335	1	—
Expiring 10/22/25	HSBC	JPY	164	1,118	1,109	9	—
Expiring 10/22/25	HSBC	JPY	164	1,109	1,115	—	(6)
Expiring 10/22/25	HSBC	JPY	162	1,100	1,096	4	—
Expiring 10/22/25	MSI	JPY	101,181	691,709	685,864	5,845	—
Expiring 10/22/25	MSI	JPY	849	5,761	5,754	7	—
Expiring 11/19/25	GSI	JPY	91,206	623,181	619,924	3,257	—
Expiring 11/19/25	MSI	JPY	360,811	2,454,100	2,452,432	1,668	—
Expiring 11/19/25	WBC	JPY	338,292	2,308,779	2,299,370	9,409	—
Mexican Peso,
Expiring 10/22/25	GSI	MXN	37,403	2,014,109	2,037,493	—	(23,384)
Expiring 10/22/25	MSI	MXN	2,760	149,969	150,356	—	(387)
New Zealand Dollar,
Expiring 10/22/25	CITI	NZD	1,165	697,331	676,222	21,109	—
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	2,017	576,000	579,608	—	(3,608)
Expiring 12/17/25	CITI	PEN	1,398	400,000	401,738	—	(1,738)
Expiring 12/17/25	CITI	PEN	1,385	396,000	398,221	—	(2,221)
Expiring 12/17/25	CITI	PEN	1,329	379,000	381,932	—	(2,932)
Expiring 12/17/25	CITI	PEN	1,178	336,000	338,480	—	(2,480)
Expiring 12/17/25	CITI	PEN	1,065	305,000	306,087	—	(1,087)
Expiring 12/17/25	SCB	PEN	1,398	400,000	401,771	—	(1,771)
Expiring 12/17/25	SSB	PEN	1,410	401,000	405,331	—	(4,331)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	25,312	434,000	432,945	1,055	—
Expiring 12/17/25	CITI	PHP	24,665	422,499	421,877	622	—
Expiring 12/17/25	MSI	PHP	11,985	205,575	204,995	580	—
Polish Zloty,
Expiring 10/22/25	BARC	PLN	1,146	314,000	315,212	—	(1,212)
Romanian Leu,
Expiring 10/22/25	GSI	RON	609	140,558	140,537	21	—
Singapore Dollar,
Expiring 10/22/25	HSBC	SGD	3,463	2,707,246	2,689,822	17,424	—
Expiring 11/19/25	CITI	SGD	551	430,897	428,957	1,940	—
Expiring 12/17/25	BOA	SGD	358	280,000	278,868	1,132	—
Expiring 12/17/25	JPM	SGD	710	558,000	553,482	4,518	—
Expiring 12/17/25	MSI	SGD	9,836	7,700,066	7,669,240	30,826	—
Expiring 12/17/25	UAG	SGD	394	309,000	307,534	1,466	—
South Korean Won,
Expiring 11/19/25	GSI	KRW	1,058,496	767,031	755,466	11,565	—
Expiring 12/17/25	JPM	KRW	1,172,432	848,162	837,999	10,163	—
Swedish Krona,
Expiring 10/22/25	GSI	SEK	6,198	663,959	659,321	4,638	—
Expiring 12/17/25	GSI	SEK	4,145	442,379	442,433	—	(54)
Expiring 12/17/25	GSI	SEK	3,437	371,200	366,829	4,371	—
Swiss Franc,
Expiring 10/22/25	GSI	CHF	944	1,187,503	1,189,042	—	(1,539)
Expiring 12/17/25	CITI	CHF	348	442,290	441,747	543	—
Expiring 12/17/25	GSI	CHF	989	1,255,600	1,253,981	1,619	—
Expiring 12/17/25	WBC	CHF	859	1,090,085	1,088,643	1,442	—
Thai Baht,
Expiring 10/22/25	GSI	THB	7,846	247,039	242,563	4,476	—
Expiring 10/22/25	MSI	THB	66,604	2,105,549	2,059,109	46,440	—
A36

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/17/25	CITI	THB	9,723	$307,000	$301,965	$5,035	$—
Expiring 12/17/25	CITI	THB	9,402	298,000	291,997	6,003	—
Expiring 12/17/25	HSBC	THB	52,200	1,625,182	1,621,242	3,940	—
Expiring 12/17/25	MSI	THB	52,200	1,656,828	1,621,241	35,587	—
Expiring 12/17/25	MSI	THB	7,972	253,000	247,597	5,403	—
				$249,626,682	$249,099,397	756,736	(229,451)
						$986,395	$(890,555)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	AUD	1,035	EUR	579	$4,974	$—	CITI
10/22/25	Buy	EUR	201	HUF	79,453	—	(2,546)	CITI
10/22/25	Buy	GBP	511	CHF	551	—	(6,488)	GSI
10/22/25	Buy	NZD	1,172	EUR	578	748	—	CITI
10/22/25	Buy	SEK	3,196	EUR	289	—	(76)	CITI
10/22/25	Buy	SEK	3,242	CHF	275	—	(1,526)	MSI
10/22/25	Buy	SEK	6,529	CHF	551	—	(15)	BARC
						$5,722	$(10,651)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
SoftBank Group Corp.	06/20/26	1.000%(Q)		785	0.872%	$913	$(2,784)	$3,697	GSI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	2,375	0.150%	796	857	(61)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	200	0.170%	151	221	(70)	BARC
						$1,860	$(1,706)	$3,566

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	7,460	$(170,267)	$(171,453)	$(1,186)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
A37

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	$(144,600)	$110,018	$254,618
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.967%	(94,015)	163,869	257,884
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	(10,753)	48,589	59,342
	23,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.240%	68,687	161,956	93,269
	30,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(197,935)	(197,935)
	15,925	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.240%	—	8,891	8,891
	4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	908	(50,378)	(51,286)
	13,090	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	2,629	220,044	217,415
	8,145	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(8,660)	(249,027)	(240,367)
	10,670	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.240%	—	20,776	20,776
	3,900	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(27,293)	(120,859)	(93,566)
	1,745	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.240%	—	13,126	13,126
	1,275	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	581,995	584,658	2,663
	8,040	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	117,583	226,882	109,299
	3,450	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	26,742	152,394	125,652
	8,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.240%	—	199,628	199,628
	4,240	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.240%	(77,683)	(132,395)	(54,712)
					$435,540	$1,160,237	$724,697

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.940%	BOA	04/01/26	38,514	$(4,215)	$—	$(4,215)
A38

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Total return swap agreements outstanding at September 30, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 3.640%	GSI	12/16/25	(10,835)	$130,919	$—	$130,919
					$126,704	$—	$126,704
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A39